        As filed with the Securities and Exchange Commission on August 18, 2008.
                                                     Registration No. 333-149422
                                                                        811-6584


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post--effective Amendment No. 1
                                     and/or



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 58


                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
        (formerly, The Manufacturers Life Insurance Company of New York)
                           (Exact name of Registrant)

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
        (formerly, The Manufacturers Life Insurance Company of New York)
                               (Name of Depositor)

                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

                             Thomas J. Loftus, Esq.
                 John Hancock Life Insurance Company of New York
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306


Title of Securities Being Registered: Variable Annuity Insurance Contracts



It is proposed that this filing will become effective:



[X]  immediately upon filing pursuant to paragraph (b) of Rule 485



[X]  on ___________ pursuant to paragraph (b) of Rule 485



[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485



[ ]  on ___________ pursuant to paragraph (a)(1) of Rule 485



If appropriate, check the following box:



[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                        (GIFL Rollover Variable Annuity)
                          (currently issued contracts)

                                                Prospectus dated August 18, 2008


                         GIFL Rollover Variable Annuity

This Prospectus describes interests in GIFL Rollover flexible Purchase Payment individual deferred Variable Annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. The Contract is currently available to those participants in a John Hancock USA or John Hancock New York 401(k) retirement plan, funded by a group annuity with a Guaranteed Income For Life ("GIFL") rider, who wish to roll over distributions from their GIFL plan into an IRA or Roth IRA. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your GIFL Rollover Variable Annuity Contract for the name of your issuing Company.

VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or Additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value and Variable Annuity payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Portfolios of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. John Hancock Investments Management Services, LLC is the investment adviser to the John Hancock Trust. We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio:


                        MFC GLOBAL INVESTMENT MANAGEMENT
                                (U.S.A.) LIMITED
                       American Fundamental Holdings Trust
                      American Global Diversification Trust
                            Lifestyle Balanced Trust
                          Lifestyle Conservative Trust
                             Lifestyle Growth Trust
                            Lifestyle Moderate Trust
                               Money Market Trust


CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE INVESTMENT OPTIONS THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
ANNUITIES SERVICE CENTER    MAILING ADDRESS
164 Corporate Drive         Post Office Box 9505
Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9505
(617) 663-3000 or           www.jhannuities.com
(800) 344-1029

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
ANNUITIES SERVICE CENTER    MAILING ADDRESS
164 Corporate Drive         Post Office Box 9506
Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9506
(877) 391-3748 or           www.jhannuitiesnewyork.com
(800) 551-2078

GIFL Rollover

                                Table of Contents

I. GLOSSARY OF SPECIAL TERMS..............................................     1
II. OVERVIEW..............................................................     4
III. FEE TABLES...........................................................     8
   EXAMPLES...............................................................     9
IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE PORTFOLIOS    11
   THE COMPANIES..........................................................    11
   THE SEPARATE ACCOUNTS..................................................    11
   THE PORTFOLIOS.........................................................    12
   VOTING INTEREST........................................................    14
V. DESCRIPTION OF THE CONTRACT............................................    15
   GENERAL CONTRACT PROVISIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.....    15
      Purchase Payments...................................................    15
      Accumulation Units..................................................    15
      Value of Accumulation Units.........................................    15
      Net Investment Factor...............................................    16
      Transfers Among Investment Options..................................    16
      Maximum Number of Investment Options................................    17
      Telephone and Electronic Transactions...............................    17
      Special Transfer Services-Asset Rebalancing Program.................    18
      Withdrawals.........................................................    18
      Special Withdrawal Services-The Income Plan.........................    18
   GUARANTEED INCOME FOR LIFE PROVISIONS..................................    18
      Overview............................................................    18
      Determination of the Lifetime Income Date...........................    19
      Choosing a Single Life, Continuation Single Life or Spousal Lifetime
         Income Amount....................................................    20
      Calculation of the Lifetime Income Amount...........................    21
      Increases in the Guaranteed Income for Life Feature.................    21
      Impact of Withdrawals before the Lifetime Income Date...............    22
      Impact of Withdrawals after the Lifetime Income Date................    22
      Tax Considerations..................................................    23
      Life Expectancy Distribution Program................................    23
      Settlement Phase....................................................    23
      Distribution at Death of Annuitant..................................    24
      Impact of Death Proceeds on Guaranteed Income for Life Feature......    24
   ANNUITIZATION PROVISIONS...............................................    26
      General.............................................................    26
      Annuity Options.....................................................    26
      Determination of Amount of the First Variable Annuity Payment.......    28
      Annuity Units and the Determination of Subsequent Variable Annuity
         Payments.........................................................    28
      Transfers After Annuity Commencement Date...........................    28
      Distributions Upon Death of Annuitant After Annuity Commencement
         Date.............................................................    28
   OTHER CONTRACT PROVISIONS..............................................    28
      Right to Review.....................................................    28
      Ownership...........................................................    29
      Annuitant...........................................................    29
      Co-Annuitant........................................................    29
      Beneficiary.........................................................    29
      Modification........................................................    29
      Our Approval........................................................    29
      Misstatement and Proof of Age, Sex or Survival......................    30
VI. CHARGES AND DEDUCTIONS................................................    31
   ASSET-BASED CHARGES....................................................    31
      Daily Administration Fee............................................    31
      Mortality and Expense Risks Fee.....................................    31
   GUARANTEED INCOME FOR LIFE FEE.........................................    31
   PREMIUM TAXES..........................................................    32
VII. FEDERAL TAX MATTERS..................................................    33
   INTRODUCTION...........................................................    33
   OUR TAX STATUS.........................................................    33
   IRA RULES APPLICABLE TO GIFL ROLLOVER CONTRACTS........................    33
      Contributions.......................................................    33
      Distributions.......................................................    33
      Penalty Tax on Premature Distributions..............................    34
   SEE YOUR OWN TAX ADVISOR...............................................    34
VIII. GENERAL MATTERS.....................................................    35
   DISTRIBUTION OF CONTRACTS..............................................    35
      Standard Compensation...............................................    35
      Revenue Sharing and Additional Compensation.........................    35
      Differential Compensation...........................................    36
   CONFIRMATION STATEMENTS................................................    36
   REINSURANCE ARRANGEMENTS...............................................    36
APPENDIX A: GUARANTEED INCOME FOR LIFE EXAMPLES...........................   A-1
   EXAMPLES OF THE SINGLE LIFE LIFETIME INCOME AMOUNT GUARANTEE - 5% OF
      BENEFIT BASE........................................................   A-1
   EXAMPLES OF THE SPOUSAL GUARANTEED INCOME FOR LIFE FEATURE.............   A-3
APPENDIX B: QUALIFIED PLAN TYPES..........................................   B-1
   TRADITIONAL IRAS.......................................................   B-1
   ROTH IRAS..............................................................   B-1

We provide additional information about the Contracts and the Separate Account, including information on our history, the accumulation unit value tables, services provided to the Separate Account and legal and regulatory matters, in a Statement of Additional Information. We filed the Statement of Additional Information with the SEC on the same date as this Prospectus and incorporate it herein by reference. You may obtain a copy of the current Statement of Additional Information without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents

General Information and History...........................................     1
Accumulation Unit Value Tables............................................     1
Services..................................................................     1
   Independent Registered Public Accounting Firm..........................     1
   Servicing Agent........................................................     1
   Principal Underwriter..................................................     1
   Special Compensation and Reimbursement Arrangements....................     2
Legal and Regulatory Matters..............................................     3
Appendix A: Audited Financial Statements..................................   A-1

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents

General Information and History...........................................     1
Accumulation Unit Value Tables............................................     1
Services..................................................................     1
   Independent Registered Public Accounting Firm..........................     1
   Servicing Agent........................................................     1
   Principal Underwriter..................................................     1
   Special Compensation and Reimbursement Arrangements....................     2
Legal and Regulatory Matters..............................................     3
Appendix A: Audited Financial Statements..................................   A-1

                          I. Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and the Annuity Commencement Date.

ADDITIONAL PURCHASE PAYMENT: Any Purchase Payment made after the initial Purchase Payment.

AGE 95 CONTRACT ANNIVERSARY: The Contract Anniversary on, or next following, the date the older of the Annuitant and any co-Annuitant attains age 95.

ANNUITANT: A natural person to whom annuity payments are made and whose life is used to determine eligibility for and the duration of the Guaranteed Income for Life benefit and the duration of annuity payments involving life contingencies. If the Contract is owned by an individual, the Owner and the Annuitant must be the same person.

ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at the street address of the service office, 164 Corporate Drive, Portsmouth, NH 03801-6815.

ANNUITY COMMENCEMENT DATE: The date on which we begin to make annuity payments to the Annuitant. The Annuity Commencement Date is the date specified on the Contract specifications page, unless changed. You can change the Annuity Commencement Date to any date prior to the Maturity Date.

ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

BENEFICIARY: The person, persons or entity entitled to the death proceeds of the Contract upon the death of the Annuitant. The Beneficiary is as specified in the application, unless changed.

BENEFIT BASE: A value we use to determine the Lifetime Income Amount. The initial Benefit Base is equal to the greater of your initial Purchase Payment or the Transferred Benefit Base. We may decrease the Benefit Base to reflect withdrawals, and increase the Benefit Base to reflect Step-ups and Additional Purchase Payments as provided in the Contract. Any increase or decrease in the Benefit Base will result in a corresponding increase or decrease in the Lifetime Income Amount.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading of the New York Stock Exchange, which generally is 4:00 p.m. Eastern Time.

CO-ANNUITANT: The Annuitant's spouse is named as a co-Annuitant if the Spousal Lifetime Income Amount is elected. In that case, the co-Annuitant's life is used in addition to the Annuitant's life to determine eligibility for and the duration of the Guaranteed Income for Life benefit and the duration of annuity payments involving life contingencies.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: The insurance company, John Hancock USA or John Hancock New York, that issues your Contract.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTINUATION SINGLE LIFE LIFETIME INCOME AMOUNT: The amount that we guarantee to be available each Contract Year after the Lifetime Income Date for withdrawal prior to the Annuity Commencement Date, in cases where: (1) the GIFL 401(k) Retirement Plan participant dies in-plan (i.e., while still enrolled) and the surviving spouse elects an IRA Rollover; or (2) where the participant and spouse elect a spousal Lifetime Income Amount in-plan, the spouse dies prior to rollover, and the participant elects an IRA Rollover. In each case, the surviving spouse is the Owner and Annuitant of the Contract. The Continuation Single Life Lifetime Income Amount is guaranteed for the life of the surviving spouse at a rate of 4.5%.

CONTRACT: The Variable Annuity contract offered by this Prospectus.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Option values.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

EXCESS WITHDRAWAL:

     -    Any withdrawal you take before the Lifetime Income Date; or

     - Any withdrawal you take on and after the Lifetime Income Date that, when combined with all other withdrawals previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

GIFL 401(K) ACCOUNT VALUE: The portion of the account value in a GIFL 401(k) Retirement Plan account established by you or for your benefit that was allocated to investment options applicable to the transfer of the Benefit Base.

GIFL 401(K) RETIREMENT PLAN: A retirement plan intended to qualify under Section 401(k) of the Code and funded, in whole or in part, by a John Hancock USA or John Hancock New York group annuity contract with a Guaranteed Income for Life ("GIFL") rider.

GUARANTEED INCOME FOR LIFE ("GIFL"): The guaranteed minimum withdrawal benefit, provided in the Contract. We guarantee that we will make a Lifetime Income Amount available to you, as long as you are the Annuitant under the Contract (or you and your spouse are co-Annuitants under the Spousal benefit). For more information on this benefit, please see "Guaranteed Income for Life Provisions" in "V. Description of the Contract."

IRA ROLLOVER: The type of investment you make to purchase a Contract. A Contract may only be purchased as an Individual Retirement Account established under
Section 408 (IRAs) or 408A (Roth IRAs) of the Code, and initially funded with a distribution from a GIFL 401(k) Retirement Plan.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

LIFETIME INCOME AMOUNT: The amount that we guarantee to be available for withdrawal each Contract Year during the Accumulation Period after the Lifetime Income Date. We first determine the Lifetime Income Amount on the Lifetime Income Date. We may decrease the Lifetime Income Amount to reflect withdrawals or increase it to reflect Step-ups and Additional Purchase Payments as provided in the Contract. Your Lifetime Income Amount may be in the form of a "Single Life," "Continuation Single Life" or "Spousal" Lifetime Income Amount.

LIFETIME INCOME DATE: The first day the Lifetime Income Amount applicable to your Contract becomes available for withdrawals. For Single Life and Continuation Single Life Lifetime Income Amount Contracts, the Lifetime Income Date will be no later than the later of the 5th Contract Anniversary or the Contract Anniversary following the date the Annuitant attains age 59 1/2. For Spousal Lifetime Income Amount Contracts, the Lifetime Income Date will be no later than the later of the 5th Contract Anniversary or the Contract Anniversary following the date the younger of the Annuitant and co-Annuitant attains age
59 1/2. We may defer the Lifetime Income Date if you make an Additional Purchase Payment before the Lifetime Income Date.

MATURITY DATE: The latest date on which we may begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed with our consent.

OWNER OR CONTRACT OWNER ("YOU"): The person or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application. If the Owner is an individual, the Owner and the Annuitant must be the same person. Unless you provide otherwise, if the Contract is not owned by an individual, the Annuitant becomes the Owner of the Contract on the Annuity Commencement Date.

PORTFOLIO: A series of a registered open-end investment management company which corresponds to a Variable Investment Option.

PROSPECTUS: This Prospectus that describes interests in the Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract. The initial Purchase Payment must include a distribution of the GIFL 401(k) Account Value.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408, 408A (Roth IRAs) or 457 of the Code.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SINGLE LIFE LIFETIME INCOME AMOUNT: The amount that we guarantee to be available each Contract Year after the Lifetime Income Date for withdrawal prior to the Annuity Commencement Date, in cases where the GIFL 401(k) Retirement Plan participant elects to rollover/transfer plan proceeds into a GIFL Rollover. The participant is the Owner and Annuitant of the Contract. The Single Life Lifetime Income Amount is guaranteed for the life of the participant at a rate of 5.0%.

SPOUSAL LIFETIME INCOME AMOUNT: The amount that we guarantee to be available each Contract Year after the Lifetime Income Date for withdrawal prior to the Annuity Commencement Date, in cases where the GIFL 401(k) Retirement Plan participant elects an IRA Rollover to be held jointly with the participant's spouse. The participant is the Owner and Annuitant of the Contract, and the spouse is the co-Annuitant. The Spousal Lifetime Income Amount is guaranteed for the joint lives of the Annuitant and co-Annuitant at a rate of 4.5%.

STEP-UP: An increase in the Benefit Base and Lifetime Income Amount on certain Contract Anniversary dates when your Contract Value exceeds the previous Benefit Base (see "Guaranteed Income for Life Provisions").

STEP-UP DATE: The date on which we determine whether a Step-up could occur.

SUB-ACCOUNT: A division of a Separate Account. Each Sub-Account invests in shares of a specific Portfolio.

TRANSFERRED BENEFIT BASE: The amount of a Benefit Base for a Guaranteed Income for Life guarantee under a group annuity contract that we issue to fund a GIFL 401(k) Retirement Plan. The Transferred Benefit Base represents your benefit base amount under such group annuity contract that you intend to transfer to a Contract as part of an IRA Rollover.

VARIABLE ANNUITY: An Annuity Option (1) with payments which are not predetermined or guaranteed as to dollar amount, and (2) whose payment account values vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Portfolio.

                                  II. Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read this entire Prospectus carefully, including its Appendices and the Statement of Additional Information for more detailed information about the material rights and features of the Contract.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, a Contract purchased in one state may have terms and conditions that vary from the terms and conditions of a Contract purchased in a different jurisdiction. We disclose all material variations in the Prospectus, but you should be sure to read your Contract carefully as well.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

The Contract is a flexible Purchase Payment individual deferred Variable Annuity contract between you and the Company. The Contract may be purchased only as an IRA Rollover, funded by distributions from your GIFL 401(k) Retirement Plan. "Deferred" means payments by us, beginning on a future date under the Contract. "Variable" means your investment amounts in the Contract may increase or decrease in value daily based upon your investment choices. The Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. The Contract also provides a guaranteed minimum withdrawal benefit.

WHO IS ISSUING MY CONTRACT?

Your Contract provides the name of the Company that issues your Contract. In general, John Hancock USA may issue the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.

WHY SHOULD I CONSIDER PURCHASING THE CONTRACT?

The GIFL IRA Rollover Variable Annuity Contract permits you to invest a distribution from your GIFL 401(k) Account Value in a variable annuity contract that you intend to use as a traditional IRA or a Roth IRA. We designed the Contract to provide you with a reliable source of income for life:

     - You can transfer the Lifetime Income Amount protection we provided under your employer's retirement plan.

     - We guarantee a Lifetime Income Amount under the Contract for annual withdrawals during your retirement years. (Please read the "Guaranteed Income for Life Provisions" section of this Prospectus for more information.)


     - You can invest in the Portfolios we make available under the Contract and possibly increase your Lifetime Income Amount through "Step-ups" to reflect investment performance.


In addition to providing access to diversified money managers and a guaranteed minimum withdrawal benefit, the Contract offers the availability of annuity payments. Under the Contract, you make one or more Purchase Payments to a Company for the period prior to the Annuity Commencement Date. Your Purchase Payments will be allocated to Investment Options. You may transfer among the investment options and take withdrawals. Later, beginning on the Contract's Annuity Commencement Date, you can receive one or more annuity payments under the Contract. Your Contract Value and the amounts of annuity payments are variable, based on your investment choices.

We will pay the proceeds of the Contract to your Beneficiary if you die prior to the Annuity Commencement Date, which is described in this Prospectus under "Distribution at Death of Annuitant." We offer Fixed Annuity and Variable Annuity payment options. Periodic annuity payments will begin on the Annuity Commencement Date. You select the Annuity Commencement Date, the frequency of payment and the type of annuity payment option. Annuity payments are made to you.

Although the Lifetime Income Amount guarantees a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value before the Annuity Commencement Date. We may decrease the Lifetime Income Amount, however, if you take any withdrawal before the Lifetime Income Date, or an Excess Withdrawal in any year after that. You should carefully consider your liquidity needs before purchasing a Contract.

HOW CAN I INVEST MONEY IN THE CONTRACT?

We use the term Purchase Payment to refer to each investment you make in the Contract. Your initial Purchase Payment must include a distribution of the GIFL 401(k) Account Value to a Contract that you intend to use as a traditional IRA or a Roth IRA. In addition, if you are the surviving spouse of a GIFL 401(k) Retirement Plan participant, you are permitted to roll over your GIFL plan assets to a Contract.

We will issue a Contract as a Roth IRA if your initial Purchase Payment is from your 401(k) Roth Account; otherwise we will issue a Contract as a traditional IRA. After that, you may make Additional Purchase Payments, including tax-free rollovers from tax-qualified retirement plans ("IRA Rollovers"), subject to certain tax qualification rules and our limits on Additional Purchase Payments. For example, effective in 2008, distributions that you receive from another retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to the Contract issued as a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return. (Please see "VII. Federal Tax Matters" for information about other special qualification rules that apply to contributions to IRAs.)

We restrict Purchase Payments made after the first Contract Anniversary to $25,000 measured over the life of the Contract, unless otherwise approved by us. No Additional Purchase Payments will be allowed on or after the oldest Annuitant or co-Annuitant's 81st birthday. See "Purchase Payments" in "V. Description of the Contract" for more details.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. We also assess a Guaranteed Income For Life fee, based on the Contract's Benefit Base. We may also use amounts derived from the charges for payment of distribution expenses. We take the deduction proportionally from each of your Variable Investment Options. We make deductions for any applicable taxes based on the amount of a Purchase Payment.

WHAT ARE MY INVESTMENT CHOICES?

You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Portfolio. The Portfolio prospectus contains a full description of a Portfolio. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct - see "III. Fee Tables"). Your Contract Value and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select.

We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

HOW CAN I CHANGE MY INVESTMENT CHOICES?

ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.

TRANSFERS AMONG INVESTMENT OPTIONS. Prior to the Annuity Commencement Date, you may transfer your investment amounts among Investment Options, subject to certain restrictions described below and discussed in greater detail in "Transfers Among Investment Options." After the Annuity Commencement Date, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in "Transfers After the Annuity Commencement Date."

The Variable Investment Options can be a target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Portfolio to increased Portfolio transaction costs (affecting the value of the shares) and/or disruption to the corresponding Portfolio manager's ability to effectively manage such corresponding Portfolio, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a uniform policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

In addition to such transfer restrictions, the John Hancock Trust also has adopted policies under Rule 22c-2 of the Investment Company Act of 1940, as amended (the "1940 Act") to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to provide investor information or to impose trading restrictions if the Portfolio discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

HOW DO I ACCESS MY MONEY?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. Withdrawals may be subject to income tax, including special 10% tax penalties in many cases on the taxable portion of any distributions taken from a Contract before you reach age 59 1/2.

If your Contract is issued as a traditional IRA, you will be subject to tax requirements for minimum distributions over your lifetime. IRS Rules require that distributions from most Contracts commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract. Please read "VII. Federal Tax Matters" for more information about taxation on withdrawals and minimum distribution requirements applicable to traditional IRAs and Roth IRAs.

WHAT IS MY CONTRACT GUARANTEE?

We designed the Contract to make a Lifetime Income Amount available for annual withdrawals starting on a Lifetime Income Date. If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available for as long as you live. In most cases, you may elect to cover the lifetimes of you and your spouse by selecting a Spousal Lifetime Income Amount. We describe the Spousal Lifetime Income Amount in more detail in the "Guaranteed Income for Life Provisions" section of the Prospectus.

YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWAL AMOUNTS EXCEED THE LIFETIME INCOME AMOUNT. WE MAY REDUCE THE LIFETIME INCOME AMOUNT IF YOU TAKE ANY WITHDRAWALS BEFORE THE APPLICABLE LIFETIME INCOME DATE. YOU WILL LOSE THE LIFETIME INCOME AMOUNT IF YOUR WITHDRAWAL AMOUNTS BEFORE THE APPLICABLE LIFETIME INCOME DATE DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING "BENEFIT BASE" TO ZERO.

The Contract permits you to choose how much Contract Value to withdraw at any time. We may reduce the Lifetime Income Amount that we guarantee for future lifetime benefit payments, however, if:

     -    you take any withdrawals before the Lifetime Income Date, or


     - your annual withdrawals after the Lifetime Income Date exceed the Lifetime Income Amount.


We will pay guaranteed minimum withdrawal benefits automatically during the "Settlement Phase" that we describe in the "Guaranteed Income for Life Provisions" section of the Prospectus.

HOW DO YOU DETERMINE THE INITIAL LIFETIME INCOME AMOUNT?

That will depend on the type of Lifetime Income Amount provided in your Contract. If you start taking withdrawals on the Lifetime Income Date, the Lifetime Income Amount will equal:

     -    5% of the Benefit Base for a Single Life Lifetime Income Amount; or

     - 4.5% of the Benefit Base for a Continuation Single Life Lifetime Income Amount; or

     -    4.5% of the Benefit Base for a Spousal Lifetime Income Amount.

We will issue a Contract to reflect any minimum withdrawal benefit guarantee that you may have established in your GIFL 401(k) Retirement Plan. We will issue you a Contract with a 5% Single Life Lifetime Income Amount if you had established, or were the beneficiary of, an account under your GIFL 401(k) Retirement Plan that:

     -    was covered by our single life minimum withdrawal benefit guarantee;
          or

     - was covered by a spousal minimum withdrawal benefit guarantee but subsequently split and changed to two "single life" accounts in connection with a divorce or a legal separation.

We will issue you a Contract with a 4.5% Continuation Single Life Lifetime Income Amount if you had established, or were the beneficiary of, a GIFL 401(k) account that was covered by a spousal guarantee and:

     - you are a surviving spouse of a former participant under a GIFL 401(k) Retirement Plan; or

     - you are a participant under a GIFL 401(k) Retirement Plan and your spouse has died.

We will issue you a Contract with the 4.5% Spousal Lifetime Income Amount if you have established a GIFL 401(k) account that is covered by a spousal guarantee and :

     - you and your spouse are still alive and married when we issue a Contract; and

     -    you name your spouse as a "co-Annuitant" in the Contract you purchase.

If you have not established the minimum withdrawal benefit guarantee in your GIFL 401(k) Plan, we will allow you to select a Single Lifetime Income Amount or a Spousal Lifetime Income Amount until the Lifetime Income Date. If you defer taking withdrawals on and after the Lifetime Income Date, you can defer making your election between a Single Life Lifetime Income Amount and a Spousal Lifetime Income Amount.

We may reduce the initial Lifetime Income Amount if your annual withdrawals after the Lifetime Income Date exceed the Lifetime Income Amount applicable to your Contract. We may increase or "Step-up" the guaranteed minimum withdrawal benefit amounts on Anniversary Dates to reflect market performance or other factors. You may also increase the amounts we guarantee by making Additional Purchase Payments that we accept.

Please read "V. Description of the Contract - Lifetime Income Provisions" for additional information on the calculation of Lifetime Income Amounts.

WHEN DO YOU DETERMINE THE INITIAL LIFETIME INCOME AMOUNT?

We determine the initial Lifetime Income Amount on the Lifetime Income Date applicable to your Contract. The Lifetime Income Date under your Contract either will be the date we issue your Contract or an anniversary of that date. We determine the Lifetime Income Date based on:

     1. a minimum age of (a) 59 1/2 for a Single Life or Continuation Single Life Lifetime Income Amount; or (b) 59 1/2 for the younger of you and your spouse for a Spousal Lifetime Income Amount; and

     2. a "holding period" of up to 5 Contract Years. The Lifetime Income Date will not occur, and we will not determine a Lifetime Income Amount, unless your Contract remains in force throughout the holding period. We will reduce the holding period to reflect the time that you (or your decedent spouse) were a participant in a GIFL 401(k) Retirement Plan if: (a) you purchase a Contract with a distribution from the GIFL 401(k) Retirement Plan; and (b) the amount of your initial Purchase Payment for the Contract does not exceed your GIFL 401(k) Account Value by more than 20% of the Transferred Benefit Base. We reserve the right to reset the holding period (i.e., impose a new holding period of up to 5 Contract Years) if you make an Additional Purchase Payment that exceeds 20% of the Benefit Base at the time of payment, or causes the total of all Purchase Payments in that Contract Year to exceed 20% of the Benefit Base. We will not reset the holding period, however, if you make an Additional Purchase Payment after the Lifetime Income Date.

Please read "Purchase Payments" and "Lifetime Income Provisions" in "V. Description of the Contract" for additional information on the holding period and the Lifetime Income Date.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

     - full or partial withdrawals (including surrenders and systematic withdrawals);

     -    payment of any death proceeds; and

     -    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

     -    the type of the distribution;

     -    when the distribution is made;

     - the rules governing Individual Retirement Annuities, including Roth IRAs; and

     -    the circumstances under which the payments are made.

THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED THE CONTRACT AS AN IRA. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the "VII. Federal Tax Matters" section of this Prospectus. We make no attempt to provide more than general information. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?

In most cases, you have the right to cancel your Contract within 10 days (or longer in some states) after you receive it. Because your Contract is issued as an IRA, you will receive a refund of any Purchase Payments you made during the first seven days of this period if that amount is greater than the Contract Value. After seven days, we will return the Contract Value. The date of cancellation is the date we receive the Contract. Rather than receive the Contract Value as a taxable distribution, you may opt to return this amount to the GIFL 401(k) plan (if permitted under the plan) (see "VII. Federal Tax Matters").

WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your Investment Options. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the first page of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                 III. Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a GIFL Rollover Contract. These fees are more completely described in this Prospectus under "VI. Charges and Deductions." The items listed under "Total Annual Portfolio Operating Expenses" are described in detail in the Portfolio prospectus. Unless otherwise shown, the tables below show the maximum fees and expenses.

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


                     CONTRACT OWNER TRANSACTION EXPENSES(1)

TRANSFER FEE(2)
Maximum Fee       $25
Current Fee       $ 0

(1) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "VIII. General Matters - Premium Taxes").

(2) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL PORTFOLIO OPERATING EXPENSES.

            PERIODIC FEES AND EXPENSES OTHER THAN PORTFOLIO EXPENSES

ANNUAL CONTRACT FEE                      None
-------------------                      ----
ANNUAL SEPARATE ACCOUNT EXPENSES(1)
Daily Administration Fee                 0.15%
Mortality and Expense Risks Fee          0.20%
                                         ----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES   0.35%
                                         ====
GUARANTEED INCOME FOR LIFE FEE(2)
Maximum Fee                              0.65%
Current Fee                              0.35%

(1) A daily charge reflected as an annualized percentage of the Variable Investment Options.

(2) Amount shown is an annual percentage based on the Benefit Base. We reserve the right to increase the fee on Step-up. You can opt out of a Step-up in that case, and can opt in for future Step-ups.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                MINIMUM   MAXIMUM
-----------------------------------------                -------   -------
Range of expenses that are deducted from Portfolio
   assets, including management fees, Rule 12b-1 fees,
   and other expenses                                     0.75%     1.42%

EXAMPLES

We provide the following examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses.

EXAMPLE 1: MAXIMUM PORTFOLIO OPERATING EXPENSES

The following example assumes that you invest $10,000 in a Contract, that your investment has a 5% return each year and that the maximum Guaranteed Income for Life fee and the maximum fees and expenses of any of the Portfolios apply. We calculate the Guaranteed Income for Life fee on the assumption that your initial Benefit Base is $10,000, you take no withdrawals during the period shown, and your Benefit Base "Steps-up" to equal your Contract Value on each "Step-up" Date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA AND JOHN HANCOCK NEW YORK


                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of
   the applicable time period:                        $275      $841     $1,429    $3,008
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:          $275      $841     $1,429    $3,008


EXAMPLE 2: MINIMUM PORTFOLIO OPERATING EXPENSES

The next example assumes that you invest $10,000 in a Contract, that your investment has a 5% return each year, the maximum Guaranteed Income for Life fee and the minimum fees and expenses of any of the Portfolios apply. We calculate the Guaranteed Income for Life fee on the assumption that your initial Benefit Base is $10,000, you take no withdrawals during the period shown, and your Benefit Base "Steps-up" to equal your Contract Value on each "Step-up" Date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA AND JOHN HANCOCK NEW YORK

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of
   the applicable time period:                        $207      $638     $1,091    $2,329
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:          $207      $638     $1,091    $2,329

EXAMPLE 3: MINIMUM PORTFOLIO OPERATING EXPENSES

The next example assumes that you invest $10,000 in a Contract, that your investment has a 5% return each year, the current Guaranteed Income for Life fee and the minimum fees and expenses of any of the Portfolios apply. We calculate the Guaranteed Income for Life fee on the assumption that your initial Benefit Base is $10,000, you take no withdrawals during the period shown, and your Benefit Base "Steps-up" to equal your Contract Value on each "Step-up" Date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA AND JOHN HANCOCK NEW YORK

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of
   the applicable time period:                        $177      $546      $935     $2,006
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:          $177      $546      $935     $2,006


THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE PORTFOLIOS, AS A PERCENTAGE OF THE PORTFOLIO'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007, EXCEPT AS STATED BELOW IN THE NOTES THAT FOLLOW THE TABLE. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.


                                                                                ACQUIRED
                                                                                PORTFOLIO     TOTAL      CONTRACTUAL       NET
                                        MANAGEMENT                   OTHER       FEES AND   OPERATING      EXPENSE      OPERATING
                                           FEES      12B-1 FEES   EXPENSES(1)    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
                                        ----------   ----------   -----------   ---------   ---------   -------------   ---------
JOHN HANCOCK TRUST (SERIES II):
American Fundamental Holdings(2, 3)        0.05%        0.75%        0.04%        0.40%       1.24%         0.05%         1.19%
American Global Diversification(2, 3)      0.05%        0.75%        0.04%        0.63%       1.47%         0.05%         1.42%
Lifestyle Balanced                         0.04%        0.25%        0.02%        0.82%       1.13%           --          1.13%
Lifestyle Conservative                     0.04%        0.25%        0.02%        0.76%       1.07%           --          1.07%
Lifestyle Growth                           0.04%        0.25%        0.02%        0.85%       1.16%           --          1.16%
Lifestyle Moderate                         0.04%        0.25%        0.02%        0.80%       1.11%           --          1.11%
Money Market(4)                            0.48%        0.25%        0.03%          --        0.76%         0.01%         0.75%


NOTES TO PORTFOLIO EXPENSE TABLE


(1) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies (each, an "Acquired Portfolio"). The Net Operating Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section of the underlying Portfolio's prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.



(2) For Portfolios that have not started operations or have operations of less than six months as of December 31, 2007, expenses are based on estimates of expenses that are expected to be incurred over the next year.



(3) The management fee of 0.05% of average annual net assets is being waived until May 1, 2010.



(4) Effective January 1, 2006, the Adviser has contractually agreed to waive its management fee for certain Portfolios of JHT or otherwise reimburse the expenses of those Portfolios ("Participating Portfolios"). The reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio. The Reimbursement will remain in effect until May 1, 2009.


LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of our respective Separate Account may be found in the Statement of Additional Information.

   IV. General Information about Us, the Separate Accounts and the Portfolios

THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.

Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 164 Corporate Drive, Portsmouth, NH 03801-6815.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:

     A++ A.M. Best Superior

     Companies have a very strong ability to meet their obligations; 1st category of 15

     AA+ Fitch Ratings

     Very Strong capacity to meet policyholder and contract obligations; 2nd category of 9

     AAA Standard & Poor's

     Extremely strong financial security characteristics; 1st category of 8

John Hancock USA has also received the following rating from Moody's:

     Aa1 Moody's

     Excellent in financial strength; 2nd category of 9

These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Portfolio.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Portfolios made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through one of our Separate Accounts. We hold the Portfolio's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Portfolio) of the applicable Separate Account. A Separate Account's assets (including the Portfolio's shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Portfolio shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as The Manufacturers Life Insurance Company (U.S.A.), became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002.

Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a separate account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.

For Contracts issued by John Hancock New York, we purchase and hold Portfolio shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's contracts are general corporate obligations of that Company. Assets of a Separate Account may not be charged with liabilities arising out of any of the respective Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE PORTFOLIOS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in shares of a corresponding Portfolio of John Hancock Trust.

THE PORTFOLIOS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Portfolios are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain qualified pension or retirement plans.

Investment Management

The Portfolios' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE PORTFOLIOS HELD IN OUR SEPARATE ACCOUNT.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolios. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Portfolio or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Portfolio Expenses

The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2007, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.

The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio's assets and paid for the services we or our affiliates provide to that Portfolio. In addition, compensation payments of up to 0.45% of assets may be made by a Portfolio's investment adviser or its affiliates. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.

Funds-of-Funds


Each of the John Hancock Trust's American Fundamental Holdings, American Global Diversification, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Portfolios ("JHT Funds of Funds") is a "fund-of funds" that invest in other underlying portfolios. Expenses for a fund-of-funds may be higher than that for other portfolios because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying portfolios in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying portfolios for that Portfolio, including expenses and associated investment risks.


Portfolio Investment Objectives and Strategies

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST

We show the Portfolio's manager (i.e., subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED (1)


American Fundamental Holdings    Seeks long term growth of capital. To do this,
   Trust                         the Portfolio invests primarily in four
                                 portfolios of the American Funds Insurance
                                 Series: Bond Fund, Growth Fund, Growth-Income
                                 Fund, and International Fund. The Portfolio is
                                 permitted to invest in six other portfolios of
                                 the American Funds Insurance Series as well as
                                 other portfolios, investment companies, and
                                 other types of investments.

American Global                  Seeks long term growth of capital. To do this,
   Diversification Trust         the Portfolio invests primarily in five
                                 portfolios of the American Funds Insurance
                                 Series: Bond Fund, Global Growth Fund, Global
                                 Small Capitalization Fund, High-Income Bond
                                 Fund, and New World Fund. The Portfolio is
                                 permitted to invest in five other portfolios of
                                 the American Funds Insurance Series as well as
                                 other portfolios, investment companies, and
                                 other types of investments.

Lifestyle Balanced Trust         Seeks a balance between a high level of current
                                 income and growth of capital, with a greater
                                 emphasis on growth of capital. To do this, the
                                 Portfolio invests approximately 40% of its
                                 assets in underlying Portfolios which invest
                                 primarily in fixed income securities and
                                 approximately 60% in underlying Portfolios
                                 which invest primarily in equity securities.

                               JOHN HANCOCK TRUST

We show the Portfolio's manager (i.e., subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.


MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED 1 (CONTINUED)



Lifestyle Conservative Trust     Seeks a high level of current income with some
                                 consideration given to growth of capital. To do
                                 this, the Portfolio invests approximately 80%
                                 of its assets in underlying Portfolios which
                                 invest primarily in fixed income securities and
                                 approximately 20% in underlying Portfolios
                                 which invest primarily in equity securities.

Lifestyle Growth Trust           Seeks long-term growth of capital. Current
                                 income is also a consideration. To do this, the
                                 Portfolio invests approximately 20% of its
                                 assets in underlying Portfolios which invest
                                 primarily in fixed income securities and
                                 approximately 80% in underlying Portfolios
                                 which invest primarily in equity securities.

Lifestyle Moderate Trust         Seeks a balance between a high level of current
                                 income and growth of capital, with a greater
                                 emphasis on income. To do this, the Portfolio
                                 invests approximately 60% of its assets in
                                 underlying Portfolios which invest primarily in
                                 fixed income securities and approximately 40%
                                 in underlying Portfolios which invest primarily
                                 in equity securities.

Money Market Trust               Seeks to obtain maximum current income
                                 consistent with preservation of principal and
                                 liquidity. To do this, the Portfolio invests in
                                 high quality, U.S. dollar denominated money
                                 market instruments.


(1) Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited in its management of the Lifestyle Trusts.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction, unless we approve otherwise. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.

VOTING INTEREST

You instruct us how to vote Portfolio shares.

We will vote Portfolio shares held in a Separate Account at any Portfolio shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Portfolio shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

The Owner has the voting interest under a Contract. Prior to the Annuity Commencement Date, we determine the number of votes for each Portfolio for which voting instructions may be given by dividing the value of the Investment Option corresponding to the Sub-Account in which such Portfolio shares are held by the net asset value per share of that Portfolio.

After the Annuity Commencement Date, we determine the number of votes as to each Portfolio for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Portfolio shares are held by the net asset value per share of that Portfolio. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                         V. Description of the Contract

GENERAL CONTRACT PROVISIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE

Purchase Payments

We impose restrictions on your ability to make initial and Additional Purchase Payments.

Your initial Purchase Payment must include a distribution of the GIFL 401(k) Account Value to a Contract that you intend to use as a traditional IRA or a Roth IRA. After that, and subject to eligibility and our restrictions, you may continue your IRA contributions or make Additional Purchase Payments either through an IRA Rollover from a tax-qualified retirement plan in which you participate, or directly to our Administrative Service Office. (Please see "VII. Federal Tax Matters" for general information about IRA contributions and special qualification rules that apply to Roth IRAs.)

We usually restrict the total amount of Additional Purchase Payments you make after the first Contract Anniversary to $25,000 measured over the life of the Contract, but we may approve a higher amount. We do not permit you to make Additional Purchase Payments (other than the initial Purchase Payment) on or after the oldest Annuitant or co-Annuitant's 81st birthday. All Purchase Payments must be in U.S dollars.

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of Additional Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone and electronic transaction procedures described in "Telephone and Electronic Transactions" in this section, below). You should consult with your tax advisor regarding any payment limits under your IRA.

NEW HOLDING PERIOD FOR CERTAIN ADDITIONAL PURCHASE PAYMENTS. We reserve the right to reset the "holding period" if you make an Additional Purchase Payment on or before the Lifetime Income Date, and either:

     - the Additional Purchase Payment exceeds 20% of your Benefit Base at the time of payment; or

     - the Additional Purchase Payment, when combined with all other Purchase Payments you make during that Contract Year, exceeds 20% of your Benefit Base.

THIS MEANS THAT WE CAN CHANGE AND DEFER THE LIFETIME INCOME DATE, AND DEFER OUR GUARANTEE OF A LIFETIME INCOME AMOUNT, FOR UP TO 5 CONTRACT YEARS FROM THE DATE YOU MAKE AN ADDITIONAL PURCHASE PAYMENT THAT EXCEEDS THE LIMITS DESCRIBED ABOVE.

Accumulation Units

Prior to the Annuity Commencement Date, you choose the Variable Investment Options to which you allocate portions of your Contract Value. We credit amounts to those Investment Options in the form of "accumulation units" to measure the value of the variable portion of your Contract prior to the Annuity Commencement Date. We calculate and credit the number of accumulation units in each of your Investment Options by dividing (i) the amount allocated to that Investment Option by (ii) the value of an accumulation unit for that Investment Option we next compute after a purchase transaction is complete.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit Additional Purchase Payments on the Business Day they are received at our Annuities Service Center.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.

We measure the value of a Sub-Account in accumulation units, which vary in value with the performance of the underlying Portfolio.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Portfolio determines the net asset value of its shares.

We will use a Portfolio share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

     - your Purchase Payment transaction is complete before the close of daytime trading of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day; or

     - we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of daytime trading of the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. We determine the net investment factor for each Sub-Account for any valuation period by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

     - the net asset value per share of a Portfolio share held in the Sub-Account determined at the end of the current valuation period; plus

     - the per share amount of any dividend or capital gain distributions made by the Portfolio on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Portfolio share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account annual expenses.

Transfers Among Investment Options

Prior to the Annuity Commencement Date, you may transfer amounts among the Variable Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Option from which you transfer amounts and we will credit to the Investment Option to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Option. If after the transfer the amount remaining in the Investment Option is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose a variable investment option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage a portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Portfolio are determined ending at the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Asset Rebalancing program, (b) transfers made within a prescribed period before and after a substitution of underlying Portfolios and (c) transfers made during the after the Annuity Commencement Date (these transfers are subject to a 30-day notice requirement, however, as described in "Transfers After the Annuity Commencement Date"). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if a Contract Owner reaches the two transfers per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market Investment

Option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

     -    restricting the number of transfers made during a defined period;

     -    restricting the dollar amount of transfers;

     - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

     -    restricting transfers into certain Sub-Account(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios (see "Withdrawals" below for details on when suspensions of redemptions may be permissible). We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Maximum Number of Investment Options

We currently do not limit the number of Investment Options to which you may allocate Purchase Payments.

We permit you to make certain types of transactions by telephone or electronically through the internet.

Telephone and Electronic Transactions

When you purchase a Contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the applicable telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, we require you to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

     -    Any loss or theft of your password; or

     -    Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of any Business Day, will usually be effective at the end of that day. Circumstances beyond our control, such as system outages, or during periods when our telephone lines may be busy, may limit your ability to access or transact business electronically. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

Special Transfer Services-Asset Rebalancing Program

We administer an Asset Rebalancing program which enables you to specify the percentage levels you would like to maintain in particular Portfolios. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Portfolios. You must include your entire value in the Variable Investment Options in the Asset Rebalancing program. Any other investment programs or other transfers or withdrawals may not work in concert with the Asset Rebalancing program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing program is being used. If you are interested in the Asset Rebalancing program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing program.

We will permit asset rebalancing only on the following time schedules:

     - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

     - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

     - annually on December 26th (or the next Business Day if December 26th is not a Business Day).

You may withdraw all or a portion of your Contract Value, but you may incur tax liability as a result.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions." For certain Contracts, exercise of the withdrawal right may require the consent of the Annuitant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Option equal in value to the amount withdrawn from that Investment Option.

When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option. If you do not specify the Investment Options from which a partial withdrawal is to be taken, we will take the withdrawal proportionately from all of your Variable Investment Options. There is no limit on the frequency of partial withdrawals.

We will pay the amount of any withdrawal from the Variable Investment Options promptly and in any event within seven days of receipt of the request, complete with all necessary information, at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

     - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     -    trading on the New York Stock Exchange is restricted;

     - an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Separate Accounts is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets; or

     - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "VII. Federal Tax Matters").

You may make Systematic "Income Plan" withdrawals.

Special Withdrawal Services-The Income Plan

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. The IP is not available to Contracts for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the IP program.

GUARANTEED INCOME FOR LIFE PROVISIONS

Overview

The Contract provides a guaranteed minimum withdrawal benefit. This benefit provides a Lifetime Income Amount, which is available for annual withdrawals starting on a Lifetime Income Date. If you limit your annual withdrawals of Contract Value to the Lifetime Income Amount, we guarantee that we will make the Lifetime Income Amount available to you, as long as you are the Annuitant under the Contract. You may elect, in most cases, to cover the lifetimes of you and your spouse by selecting a Spousal Lifetime Income Amount benefit. Under the Spousal Lifetime Income Amount benefit, we guarantee that we will make the Lifetime Income

Amount available as long as you (the "Annuitant") or your spouse (the "co-Annuitant") remains alive. The Spousal Lifetime Income Amount benefit will end if there is a change in the Contract that removes the co-Annuitant from coverage and the Annuitant subsequently dies.

Although the Lifetime Income Amount guarantees a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value before the Annuity Commencement Date. We may reduce the Lifetime Income Amount, however if you take any withdrawal before the Lifetime Income Date, or an Excess Withdrawal in any year after that. We also may increase the Lifetime Income Amount if you make Additional Purchase Payments, or if we "Step-up" the Benefit Base to reflect current Contract Value.

Determination of the Lifetime Income Date

SINGLE LIFE AND CONTINUATION SINGLE LIFE LIFETIME INCOME AMOUNTS. Under a Single Life or a Continuation Single Life form of Lifetime Income Amount, the earliest Lifetime Income Date is the date we issue your Contract if:

     -    you, the Annuitant, are age 59 1/2 or older at that time; and

     - you (or your decedent spouse) were a participant in your employer's GIFL 401(k) Retirement Plan and completed the "holding period" requirement for the guaranteed minimum withdrawal benefit we provided for your (or your decedent spouse's) account in that plan; and

     - the amount of your initial Purchase Payment for the Contract does not exceed your GIFL 401(k) Account Value by more than 20% of the Transferred Benefit Base from the GIFL 401(k) Retirement Plan.

In all other cases, the earliest Lifetime Income Date for a Single Life form of Lifetime Income Amount is the Anniversary Date of your Contract on or next following the date:

     -    you, the Annuitant, are age 59 1/2; and

     - you complete a holding period of no more than 5 years. We will transfer credit for any completed holding period from your (or your decedent spouse's) account with your employer's GIFL 401(k) Retirement Plan if the amount of your initial Purchase Payment for the Contract does not exceed your GIFL 401(k) Account Value by more than 20% of the Transferred Benefit Base from the GIFL 401(k) Retirement Plan. We will do this by incorporating the earliest Lifetime Income Date under the GIFL 401(k) Retirement Plan.

We may change the earliest Lifetime Income Date if you change a Single Life Lifetime Income Amount to a Spousal Lifetime Income Amount. Please read the following section for more information.

SPOUSAL LIFETIME INCOME AMOUNT. Under a Spousal Lifetime Income Amount, the earliest Lifetime Income Date is the date we issue your Contract if:

     - you, the Annuitant, and your spouse, the co-Annuitant, are both age 59 1/2 or older at that time; and

     - you were a participant in your employer's GIFL 401(k) Retirement Plan and completed the holding period requirement for the guaranteed minimum withdrawal benefit we provided for your account; and

     - the amount of your initial Purchase Payment for the Contract does not exceed your GIFL 401(k) Account Value by more than 20% of the Transferred Benefit Base from the GIFL 401(k) Retirement Plan.

In all other cases, the earliest Lifetime Income Date for a Spousal Lifetime Income Amount is the Anniversary Date of your Contract on or next following the date:

     - you, the Annuitant, and your spouse, the co-Annuitant, are both age 59 1/2 or older; and

     - you complete a holding period of no more than 5 years. We will transfer credit for any completed holding period from your (or your decedent spouse's) account with your employer's GIFL 401(k) Retirement Plan if your initial Purchase Payment for the Contract does not exceed your GIFL 401(k) Account Value by more than 20% of the Transferred Benefit Base from the GIFL 401(k) Retirement Plan. We will do this by incorporating the earliest Lifetime Income Date under the GIFL 401(k) Retirement Plan.

We may change the Lifetime Income Date if you change a Spousal Lifetime Income Amount to a Single Life Lifetime Income Amount. Please read "Choosing a Single Life, Continuation Single Life or a Spousal Lifetime Income Amount," below, for more information.

DEFERRAL OF LIFETIME INCOME DATE. You may defer a Lifetime Income Date if you defer taking any withdrawals on or after the earliest Lifetime Income Date. If you do, you may continue to change from a Single Life (but not from a Continuation Single Life) to a Spousal Lifetime Income Amount until you take a withdrawal, as described in the following section.

We reserve the right to reset the holding period and defer the Lifetime Income Date for up to 5 Contract Years if you make certain Additional Purchase Payments before the Lifetime Income Date. Please see page 15 in "V. Description of the Contract" for more information.

Choosing a Single Life, Continuation Single Life or Spousal Lifetime Income
Amount

AT ISSUE. You select a Single Life, Continuation Single Life or Spousal form of Lifetime Income Amount when you purchase a Contract.

You can select a Single Life Lifetime Income Amount (i.e., 5% of the Benefit
Base) if:

     - you are the Annuitant under the Contract and we did not make any payments under your employer's GIFL 401(k) Retirement Plan to you or to any current, former or decedent spouse of yours that was covered by our Spousal Lifetime Income Amount minimum withdrawal benefit guarantee; or

     -    you are the Annuitant under the Contract; and

          - you had established an account in your GIFL 401(k) retirement plan that was covered by a spousal minimum withdrawal benefit guarantee, and

          - you subsequently split and changed it to two "single life" accounts in connection with a divorce or a legal separation; and

          - you do not include your spouse as a "co-Annuitant" in the Contract you purchase; and

          - you are not eligible for a Continuation Single Life Lifetime Income Amount.

You can select a Continuation Single Life Lifetime Income Amount (i.e., 4.5% of the Benefit Base) if:

     -    you are the Annuitant under the Contract; and either

     - you are a surviving spouse of a former participant under a GIFL 401(k) Retirement Plan and the beneficiary of a GIFL 401(k) account that was covered by a spousal guarantee; or

     - you are a former participant under a GIFL 401(k) Retirement Plan that was covered by a spousal guarantee and your spouse has died.

You can select a Spousal Lifetime Income Amount if:

     -    you are the Annuitant under the Contract; and

     -    your spouse is the co-Annuitant under the Contract; and

     - you did not establish a single-life minimum withdrawal benefit guarantee in your GIFL 401(k) Retirement Plan.

BEFORE THE LIFETIME INCOME DATE. You can change a Single Life Lifetime Income Amount designation to a Spousal Lifetime Income Amount designation before the Lifetime Income Date if:

     -    you are the Annuitant under the Contract at the time of change; and

     - you add your current spouse as a co-Annuitant to the Contract at the time of change.

If you make this change, we will change the Lifetime Income Date if your spouse is under age 59 1/2 and younger than you. The new Lifetime Income Date will reflect the Contract Anniversary on or immediately following the date your spouse is 59 1/2 and you have satisfied any remaining holding period under the Contract.

You can change a Spousal Lifetime Income Amount designation to a Single Life Lifetime Income Amount designation before the Lifetime Income Date if:

     - the Lifetime Income Amount had not been determined under your employer's GIFL 401(k) Retirement Plan for you or for any former, current or decedent spouse of yours that was covered by a spousal Lifetime Income Amount minimum withdrawal benefit guarantee that we provide; and:

     - you are the Annuitant under the Contract at the time of change and you remove the co-Annuitant from the Contract.

If you make any change from a Spousal Lifetime Income Amount and remove the co-Annuitant from the Contact, we will change the Lifetime Income Date if the co-Annuitant is under age 59 1/2 and younger than you. We will determine the new Lifetime Income Date based on your age and any remaining holding period under the Contract.

You can change your designation by contacting the Annuities Service Center and completing any forms that we may require.

AFTER THE LIFETIME INCOME DATE. You can change your designation of a Single Life or Spousal Lifetime Income Amount after the Lifetime Income Date only if you defer making any withdrawals on or after that date. If you do, you can change your designation up until the date you take a withdrawal. We describe how to change Lifetime Income Amount designations in the preceding section.

You may only select a Spousal Lifetime Income Amount before you take a withdrawal from the Contract. If you change a "Single Life" to a Spousal Lifetime Income Amount, we will calculate a lower Lifetime Income Amount (4.5% of the Benefit Base).

Calculation of the Lifetime Income Amount

We calculate the Lifetime Income Amount as a percentage of the Benefit Base under your Contract. The Lifetime Income Amount differs between a Single Life, Continuation Single Life and Spousal form of Lifetime Income Amount:

     -    the Single Life Lifetime Income Amount equals 5.0% of the Benefit
          Base;


     - the Continuation Single Life Lifetime Income Amount equals 4.5% of the Benefit Base; and


     -    the Spousal Lifetime Income Amount equals 4.5% of the Benefit Base.

We issue Contracts with a 4.5% Continuation Single Life Lifetime Income Amount where:

     - the Annuitant is a surviving spouse of a former participant under a GIFL 401(k) Retirement Plan; or

     - the Annuitant is a former participant under a GIFL 401(k) Retirement Plan, and has received distributions from that plan that were covered, in whole or in part, by our Spousal Lifetime Income Amount minimum withdrawal benefit guarantee.

We calculate an initial Benefit Base on the date we issue a Contract. We first calculate the Lifetime Income Amount on the earliest Lifetime Income Date. We recalculate and reduce the Benefit Base and Lifetime Income Amount if you take annual withdrawals that exceed the Lifetime Income Amount. We also reduce the Benefit Base if you take any withdrawals before the Lifetime Income Date.

We may increase the Lifetime Income Amount if you make Additional Purchase Payments, or if we Step-up the Benefit Base to reflect current Contract Value. We also may recalculate the Lifetime Income Amount if you defer the earliest Lifetime Income Date and change the form of the Lifetime Income Amount from a Single Life to a Spousal form or vice versa.

We may decrease the Benefit Base to reflect withdrawals. We may increase the Benefit Base to reflect Step-ups and Additional Purchase Payments. Any decrease or increase in the Benefit Base will result in a corresponding decrease or increase in the Lifetime Income Amount.

Increases in the Guaranteed Income for Life Feature

IMPACT OF ADDITIONAL PURCHASE PAYMENTS. Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the amount of the Additional Purchase Payment. We reserve the right to reset the holding period and defer the Lifetime Income Date for up to 5 Contract Years if you make certain Additional Purchase Payments before the Lifetime Income Date. Please see page 15 in "V. Description of the Contract" for more information.

After the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment to your Contract, subject to our limits. The Benefit Base will be the Benefit Base immediately before the Purchase Payment, plus:

     -    The excess, if any, of the Additional Purchase Payment over

     - The amount of your withdrawals reduced by any Purchase Payment since the last time we calculated the Benefit Base (i.e., the last date of a Purchase Payment that we applied to the Benefit Base, the last date we reduced the Benefit Base because of a withdrawal, the last "Step-up" date, or the Lifetime Income Date).

If a Purchase Payment increases the Benefit Base after the Lifetime Income Date, we will increase the Lifetime Income Amount. The new Lifetime Income Amount will equal:

     - (for single-life Lifetime Income Amounts) 5% of the Benefit Base in effect immediately after the Purchase Payment; or

     - (for Continuation Single Life and Spousal Lifetime Income Amounts) 4.50% of the Benefit Base in effect immediately after the Purchase Payment. Please read "Calculation of the Lifetime Income Amount" for a description of the Continuation Single Life Lifetime Income Amount.

Step-ups increase guaranteed amounts to reflect certain increases in Contract Value

STEP-UPS. On the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary ("Step-up Dates"), we compare your Contract Value to the Benefit Base and the Lifetime Income Amount. If the Contract Value on any Step-up Date is greater than the Benefit Base on that date, we will automatically increase ("Step-up") the Benefit Base to equal the Contract Value. We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the corresponding amount that we deduct for the Guaranteed Income for Life guarantee (see "Guaranteed Income for Life Fee"). The new Lifetime Income Amount will equal:

     - (for Single Life Lifetime Income Amounts) 5% of the new Benefit Base value after the Step-up; or

     - (for Continuation Single Life and Spousal Lifetime Income Amounts) 4.50% of the new Benefit Base value after the Step-up. Please read "Calculation of the Lifetime Income Amount" for a description of the Continuation Single Life Lifetime Income Amount.

Since the Guaranteed Income for Life Fee is a percentage of the Benefit Base, we will increase the amount of the Guaranteed Income for Life Fee after a Step-up to reflect the new Benefit Base. We also reserve the right to increase the rate of the Guaranteed Income for Life Fee up to a maximum rate of 0.65%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Guaranteed Income for Life Fee"). If you decline the Step-up, the fee rate will not be increased.

If you decline an automatic Step-up, you will have the option to elect to Step-up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Benefit Base, we will thereafter resume automatic Step-ups.

Impact of Withdrawals before the Lifetime Income Date

Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced as a result of that withdrawal.

EXAMPLE: Assume that you purchase a Contract through an IRA Rollover when you are 45. (Since you are under age 59 1/2 at time of purchase, the Lifetime Income Date will not occur until the Contract Anniversary following the date you become 59 1/2.) Now assume that in the eighth Contract Year, when you are 53, the Contract Value is $80,000, the Benefit Base is $90,000 and you withdraw $5,000 of Contract Value. In this case, you would reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we would reduce your Benefit Base by the same percentage ($90,000 times 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal would be $90,000 minus $5,625, or $84,375.

If you take any withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. If your Contract Value and your Benefit Base decline to zero before the Lifetime Income Date, you will lose the Lifetime Income Guarantee. (See "Settlement Phase," below)

Impact of Withdrawals after the Lifetime Income Date

After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount each Contract Year without affecting the Benefit Base. If your total withdrawals during a Contract Year exceed the Lifetime Income Amount, however, we will reduce the Benefit Base and the Lifetime Income Amount.

Each time you take a withdrawal after the Lifetime Income Date, we first determine whether the amount of the withdrawal is an Excess Withdrawal (i.e., a withdrawal that exceeds the Lifetime Income Amount when combined with any other withdrawals for that Contract Year). If so, we will reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal. After that, we reduce your Lifetime Income Amount. The reduced Lifetime Income Amount will equal:

     -    (for Single Life Lifetime Income Amounts) 5% of the new Benefit Base;
          or

     - (for Spousal Lifetime Income Amounts and Continuation Single Life Lifetime Income Amounts) 4.50% of the new Benefit Base.

In all cases, we reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year. Please see Appendix B for an example of the impact of withdrawals after the Lifetime Income Date.

In certain circumstances, we will not reduce the Benefit Base and/or the Lifetime Income Amount, even where a withdrawal would exceed the Lifetime Income Amount for a Contract Year. These circumstances involve withdrawals taken after the Lifetime Income Date as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" below).

The Contract enters a "Settlement Phase" in any Contract Year that your Contract Value declines to less than the Lifetime Income Amount if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year (see "Settlement Phase"). In the event of an Excess Withdrawal, you will lose the Guaranteed Income for Life benefit if Contract Value declines below the Lifetime Income Amount during the Contract Year of the Excess Withdrawal. The Guaranteed Income for Life benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are both equal to zero.

We may reduce Benefit Base and Lifetime Income Amount values if you take withdrawals that exceed the guaranteed amount of your withdrawals. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

We reduce your Contract Value and the death proceeds each time you take a withdrawal. We do not change your Benefit Base or Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount.

Tax Considerations

See "VII. Federal Tax Matters" for information on tax considerations related to guaranteed minimum withdrawal benefits.

Life Expectancy Distribution Program

You may request us in writing, in a form acceptable to us and received at our Annuities Service Center, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). Withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you as required or contemplated by Code Section 401(a)(9), Section 408(b)(3), or Section 408A, as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

We base our life expectancy calculations on our understanding and interpretation of the requirements under tax law applicable to Required Minimum Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with your tax advisor for more information.

Each withdrawal under our Life Expectancy Distribution program will reduce death proceeds and Contract Value. In addition, if you purchase a Contract before the Annuitant attains age 59 1/2 (the younger of the Annuitant and co-Annuitant for the Spousal Lifetime Income Amount), and you take any withdrawal before the Lifetime Income Date, we will reduce your Benefit Base by the amount of the withdrawal. After the Lifetime Income Date, however, we will not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

If you take a withdrawal under our Life Expectancy Distribution program on or after the Lifetime Income Date, we will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Benefit Base are depleted to zero. We will make distributions as part of the Contract's "Settlement Phase," however, if the Lifetime Income Amount is greater than zero and the Annuitant (or co-Annuitant under the Spousal Lifetime Income Amount) is living at that time. We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as Excess Withdrawals and will not reduce the Benefit Base or Lifetime Income Amount.

Settlement Phase

The Settlement Phase is when we will automatically begin making payments to you, should your Contract Value reduce to zero, subject to the conditions described herein. We automatically make settlement payments during a Contract's "Settlement Phase." The Settlement Phase begins if the Contract Value reduces to zero at any time during a Contract Year, there were no Excess Withdrawals during that Contract Year and the Benefit Base is still greater than zero at the time. In the event of an Excess Withdrawal, the Contract will not enter the Settlement Phase if Contract Value declines to zero during the Contract Year of the Excess Withdrawal.

During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any riders, terminate. We will not accept Additional Purchase Payments, make any Step-ups or deduct the Guaranteed Income for Life Fee during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

At the beginning of the Settlement Phase, we will automatically begin paying an annual settlement amount to you. The settlement payment amount varies:

     - If the Lifetime Income Amount is greater than zero at the start of the Settlement Phase, we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year and make additional annual payments of the Lifetime Income Amount as long as the Annuitant (or co-Annuitant under the Spousal Lifetime Income Amount) is living.

     - If you purchased a Contract before the Annuitant attained age 59 1/2 (or the younger of the Annuitant and co-Annuitant under the Spousal Lifetime Income Amount), and the Settlement Phase begins before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Annuitant is living (or as long as either the Annuitant or co-Annuitant is living under the Spousal Lifetime Income Amount). In this case, the annual amount will equal the applicable Lifetime Income Amount (i.e., either 4.5% or 5% of the Benefit Base at the Lifetime Income Date).

     - In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Distribution at Death of Annuitant

If you die your Beneficiary will receive distribution of your Contract Value.

The Contracts described in this Prospectus provide for the distribution of the Contract Value if the Annuitant dies before the Maturity Date.

PAYMENT OF DEATH PROCEEDS. The determination of the distribution upon the death of the Annuitant will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our Annuities Service Center. No one is entitled to payment of the death proceeds under the Contract until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

     -    a certified copy of a death certificate; or

     - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     -    any other proof satisfactory to us.

DISTRIBUTION OF DEATH PROCEEDS. Tax law requirements applicable to IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, you should seek competent legal and tax advice regarding requirements governing the distribution of Contract values, including death proceeds, under the plan. In particular, you and your advisor should consider that there is some uncertainty as to the income tax effects of a distribution at death on IRAs (see "VII. Federal Tax Matters").

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of the distribution upon the death of the Annuitant in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict such a distribution under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

For Single Life Contracts, we will pay the death benefit to the Beneficiary if the Annuitant dies before the earlier of the Maturity Date or the Annuity Commencement Date. If there is a surviving co-Annuitant, that co-Annuitant will be deemed to be the Beneficiary.

Upon request, the death benefit proceeds may be taken in the form of a lump sum. In that case, we will pay the death benefit within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals" above). Beneficiaries who opt for a lump sum payout of their portion of the death benefit will receive the funds in a John Hancock Safe Access Account (JHSAA). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. The Beneficiary can obtain the remaining death benefit proceeds in a single sum by cashing one check for the entire amount. Note, however, that a JHSAA is not a true checking account as the Beneficiary cannot make deposits. It is solely a means of distributing the death benefit, so the Beneficiary can only make withdrawals. The JHSAA is part of our general account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.

If the Beneficiary does not choose a form of payment, or the death benefit payable upon the death of an Annuitant is not taken, the Contract will continue, subject to the following:

     -    The Beneficiary will become the Owner/Annuitant.

     - We will allocate any excess of the death benefit over the Contract Value to the Annuitant's Investment Options in proportion to their relative values on the date of receipt by us of due proof of the Annuitant's death.

     -    No Additional Purchase Payments may be made.

     - If the deceased Annuitant's spouse is the sole Beneficiary, the surviving spouse continues the Contract as the new Owner/Annuitant. In such a case, the distribution rules applicable when an Annuitant dies will apply when the spouse, as the Annuitant, dies.

     - If the deceased spouse is not the sole Beneficiary, distribution of the entire interest in the Contract must be made within five years of the Annuitant's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below, which begins within one year of the Annuitant's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options"). If distribution is not made within five years and the Beneficiary has not specified one of the above forms of payment, we will distribute a lump sum cash payment of the Beneficiary's portion of the death benefit. Also, if distribution is not made as an annuity, upon the death of the Beneficiary, any remaining death benefit proceeds will equal the Contract Value and must be distributed immediately in a single sum cash payment.

Impact of Death Proceeds on Guaranteed Income for Life Feature

The Guaranteed Income for Life feature ends if the Beneficiary takes the death proceeds payable prior to the Annuity Commencement Date as a lump sum under our current administrative procedures. Under certain other circumstances, the Guaranteed Income for Life feature may continue if the Beneficiary elects not to take the death proceeds as a lump sum.

CIRCUMSTANCES WHEN COVERAGE ENDS. If the Beneficiary continues a Contract in force following the death of the Annuitant, coverage under the Guaranteed Income for Life feature ends:

     -    for Single Life and Continuation Single Life Lifetime Income Amount.

     - for Spousal Lifetime Income Amount if the deceased is the last of the Annuitant and co-Annuitant to die.

IF A BENEFICIARY IS:                  THEN
                                      THE GUARANTEED INCOME FOR LIFE:
-----------------------------------   ------------------------------------------
1.   The deceased Annuitant's          - continues and the Lifetime Income
     spouse and the Annuitant dies       Amount is 4.5% of the Benefit Base.
     prior to the first withdrawal
     on or after the Lifetime
     Income Date

2.   The deceased Annuitant's          - continues and the Lifetime Income
     spouse and the Annuitant dies       Amount is 4.5% of the Benefit Base.
     on or after the date of the
     first withdrawal on or after
     the Lifetime Income Date, and
     the Beneficiary is the
     co-Annuitant

3.   The deceased Annuitant's          - ends without any further benefit.
     spouse and the Annuitant dies
     on or after the date of the
     first withdrawal on or after
     the Lifetime Income Date, and
     the Beneficiary is not the
     co-Annuitant

4.   Not the deceased Annuitant's      - ends without any further benefit.
     spouse

If the Guaranteed Income for Life feature continues, the Benefit Base will continue to be eligible for any remaining Step-ups, but we may change the date we determine and apply these Step-ups (including any adjustment to the Guaranteed Income for Life Fee) to future anniversaries of the date we determined the death benefit.

EXAMPLES. Please refer to Appendix B for hypothetical examples that illustrate the benefit.

DEATH OF ANNUITANT OR CO-ANNUITANT UNDER A SPOUSAL LIFETIME INCOME AMOUNT GUARANTEE. If the co-Annuitant is the first to die, no death proceeds are payable under the Contract. The Spousal Lifetime Income Amount guarantee will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the survivor Annuitant. We will continue to charge the Guaranteed Income for Life Fee.

Death of Last Person. If the survivor Annuitant dies while a Spousal Lifetime Income Amount guarantee is in effect, we will reduce the Lifetime Income Amount to zero and we no make no additional payments to the Beneficiary.

Death after Removal of Annuitant or co-Annuitant. In certain instances, a Contract may be changed to remove the designation of a person initially designated as an Annuitant or co-Annuitant. If that happens and:

     - if the removed person subsequently dies, there will be no impact on the guarantees provided by the Guaranteed Income for Life feature in most cases; and

     - if the remaining designated person subsequently dies, we will consider that person to be the "survivor" of the Annuitant and co-Annuitant and the Guaranteed Income for Life feature will terminate.

DEATH PROCEEDS DURING THE SETTLEMENT PHASE. If death occurs during the Settlement Phase, the only death proceeds we provide are the remaining settlement payments that may become due under that Guaranteed Income for Life benefit:

     - (for Single Life and Continuation Single Life Lifetime Income Amounts) If the Annuitant dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments.

     - (for Spousal Lifetime Income Amount guarantee) If the first death of the Annuitant and co-Annuitant occurs during the Settlement Phase, no additional death proceeds are payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will calculate a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount.

If you die during the Settlement Phase, the only death proceeds we provide are the remaining settlement payments that may become due under the Spousal Lifetime Income Amount guaranteed minimum withdrawal benefit.


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

ANNUITIZATION PROVISIONS

General

You have a choice of ways to receive annuity payments from us.

The Contracts contain provisions for the commencement of annuity payments to the Annuitant on the Contract's Annuity Commencement Date. The Annuity Commencement Date is the date specified on your Contract's specifications page, unless you change that date. If no date is specified, the Annuity Commencement Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. You may specify a different Annuity Commencement Date at any time by written request at least one month before both the previously specified and the new Annuity Commencement Date. The new Annuity Commencement Date may not be later than the Contract's Maturity Date unless we consent. Annuity Commencement Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "VII. Federal Tax Matters"). Distributions may be required before the Annuity Commencement Date.

You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant on the Annuity Commencement Date.

Annuity Options

Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time prior to the Annuity Commencement Date, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default an Annuity Option in the form of a variable life annuity with payments guaranteed for five years, as described below. We will determine annuity payments based on the value of each Investment Option at the Annuity Commencement Date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain Annuity Options in connection with certain Contracts. Once annuity payments commence:

     - you will no longer be permitted to make any withdrawals under the Contract; and

     -    we may not change the Annuity Option or the form of settlement.

ANNUITY OPTIONS OFFERED IN THE CONTRACT. The Contracts guarantee the availability of the following Annuity Options:

Option 1: Lifetime Income Amount (LIA) with Cash Refund - This fixed Annuity Option is available only if the Annuitant or one co-Annuitant, not two, remains at the Annuity Commencement Date. Under this option, we will make annuity payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

     -    the LIA on the Annuity Commencement Date, if any; or

     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under a life with cash refund annuity.

Option 2: Joint & Survivor LIA with Cash Refund - This fixed Annuity Option is available if you select the Spousal Lifetime Income Amount guarantee and coverage remains for both the Annuitant and the co-Annuitant at the Annuity Commencement Date. Under this option, we will make annuity payments during the joint lifetime of the Annuitant and co-Annuitant. After the death of the last to survive, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

     - the LIA on the Annuity Commencement Date, if any, as provided by the Spousal Lifetime Income Amount guarantee, or

     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under a joint life with cash refund annuity. (Unlike Option 4, however, we will not continue making payments for the remainder of the 5 year term upon the death of the last of the Annuitant and co-Annuitant to survive. Instead, we will pay a lump sum amount of the excess Contract Value, if any, described in Option 1 above.)

Option 3: Life Annuity with Payments Guaranteed for 5 Years - An annuity with payments guaranteed for 5 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 5 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the fifth year.

Option 4: Joint Life Annuity with Payments Guaranteed for 5 Years - An annuity with payments guaranteed for 5 years and continuing thereafter during the lifetime of the Annuitant and a designated co-Annuitant. Because we guarantee payments for the specific number of years, we make annuity payments to the end of the last year of the 5 year period if both the Annuitant and the co-Annuitant die during the 5 year period.

We offer an additional Annuity Option that is not guaranteed by the Contract:


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

Option 5: Period Certain Only Annuity for 10, 15 or 20 Years - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter. You may surrender all or part of your Contract for its 'Commuted Value' after the Annuity Commencement Date only if you select a variable pay-out under this Option. (See "Full Surrenders After the Annuity Commencement Date" and "Partial Surrenders After the Annuity Commencement Date" below.) We may limit the payment periods in order to comply with IRS regulations.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE. You may surrender your Contract after the Annuity Commencement Date only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 Years. Under this option, we will pay you the present value of any remaining guaranteed annuity payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender. We determine the Commuted Value by:

     - multiplying the number of Annuity Units we currently use to determine each payment by the respective Annuity Unit value on the last payment date (see "Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments" for a description of an "Annuity Unit");

     - assuming that the net investment factor for the remainder of the guarantee period will equal the assumed interest rate of 3%, resulting in level annuity payments; and

     - calculating the present value of these payments at the assumed interest rate of 3%.

If you elect to take the entire Commuted Value of the remaining annuity payments due in the Period Certain, no future annuity payments will be made.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE. We permit partial surrenders after the Annuity Commencement Date only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 Years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We determine the Commuted Value in the manner described above on the day we receive your written request for surrender.

If you elect to take only the Commuted Value of some of the remaining annuity payments due in the Period Certain, we will reduce the remaining annuity payments during the remaining Period Certain by reducing the number of Annuity Units used to determine payments (see "Annuity Units and the Determination of Subsequent Variable Annuity Payments" in this section, below, for how we determine the initial number of Annuity Units used to determine payments). Since there will be fewer Annuity Units, your remaining payments will be reduced. The new number of Annuity Units used to determine future payments after an amount is commuted will equal A x (1 - ((B / C) / D)), where:

     A equals the number of Annuity Units used to determine future payments before the commutation;

     B equals the dollar amount requested to be paid out as part of the commutation;

     C equals the present value of all Annuity Units to be paid out if there were no commutation, where the interest rate used to present value the Annuity Units is the assumed interest rate of 3%; and

     D equals the Annuity Unit value on the day of the commutation is executed.

For example, assume that before you request a partial Commuted Value, you will receive 400 units a year for 10 years. You request $20,000 in Commuted Value. Since you are receiving those 400 units for 10 years, C equals the present value of 400 units for 10 years starting the end of this year at a rate of an assumed interest rate of 3%. This value is 3,412.08 units. Assuming the annuity unit value on the day the commutation is executed is $12.50, after the commutation you will receive 400 x (1 - ($20,000 / 3412.08) / $12.50) = 212.43 units a year for 10 years.

You will not be able to make any additional guaranteed withdrawals under a Contract once annuity payments begin under an Annuity Option.

FIXED ANNUITY OPTIONS. Subject to the distribution of death proceeds (see "Death Proceeds Payments Prior to the Annuity Commencement Date"), on death, withdrawal or the Annuity Commencement Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.

We determine the amount of each Fixed Annuity payment by applying the portion of the death benefit proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate rate based on the mortality table and assumed interest rate in the Contract. If the rates we are then using are more favorable to you, we will substitute those rates. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the current Single Premium Immediate Annuity rate that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.

We provide no guaranteed withdrawal benefits once payments begin under an Annuity Option.


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

Determination of Amount of the First Variable Annuity Payment

We determine the first Variable Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the rates based on the mortality table and assumed interest rate contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Annuity Commencement Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.

The longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Payments

We will base Variable Annuity payments after the first one on the investment performance of the Investment Options selected after the Annuity Commencement Date. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Investment Option by the Annuity Unit value of that Investment Option (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Investment Option is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Investment Option are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity payment.

We charge the same Annual Separate Account Expenses during the annuitization period as we do prior to the Annuity Commencement Date. We determine the "net investment factor" for an Annuity Unit in the same manner as we determine the net investment factor for an accumulation unit (see "Value of Accumulation Units" on page 15 and "Net Investment Factor" on page 16). The value of an Annuity Unit for each Investment Option for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the corresponding Sub-Account for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate.

Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

We build a 3% assumed interest rate into the rates in the Contract used to determine the first Variable Annuity payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is 3.36%.

Some transfers are permitted after the Annuity Commencement Date, but subject to different limitations than prior to the Annuity Commencement Date.

Transfers After Annuity Commencement Date

Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Investment Option to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. We will make transfers after the Annuity Commencement Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Option to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Investment Option selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Distributions Upon Death of Annuitant After Annuity Commencement Date

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies after the Annuity Commencement Date, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

OTHER CONTRACT PROVISIONS

Right to Review

You have a right to cancel your Contract.

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value computed at the end of the Business Day on which we receive your returned Contract or written notification acceptable to us. You may be subject to investment losses


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

(or gains) prior to our receipt of your request for cancellation.

The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. Because the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable.

(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to the Money-Market Investment Option, we will pay you the greater of
(a) the original amount of your Purchase Payments and (b) the Contract Value computed at the end of the Business Day on which we receive your returned Contract. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Investment Option), we will pay you the Contract Value, computed at the end of the Business Day on which we receive your returned Contract. Again, if your purchase Payments were allocated to a Variable Investment Option other than the Money Market Investment Option, you may be subject to investment losses (or gains) prior to our receipt of your request for cancellation.

Ownership

You own the Contract.

Prior to the Annuity Commencement Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Annuity Commencement Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner. The Owner cannot be changed, except as permitted due to the death of the Annuitant and under federal tax law.

You may not sell, assign, transfer, discount or pledge as collateral for a loan or as security for the performance of an obligation, or for any other purpose, a Contract to any person other than us.

Annuitant

The Annuitant is the natural person whose life is used to determine eligibility and the duration of the Guaranteed Income for Life benefit and the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Owner is an individual, the Owner and Annuitant must be the same person. Otherwise, the Contract must be owned for the benefit of the Annuitant. The Annuitant is as designated on the Contract specifications page or in the application. The Annuitant cannot be changed.

Co-Annuitant

If the Spousal Lifetime Income Amount is elected, the Annuitant's spouse must be named as a co-Annuitant. The Annuitant's and co-Annuitant's lives are used to determine eligibility for and the duration of the Guaranteed Income for Life benefit and the duration of annuity payments involving life contingencies.

Beneficiary

The Beneficiary is the person you designate to receive the death proceeds if you die.

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we will effect such change as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Contracts, IRS regulations may limit designations of Beneficiaries. If the Spousal Lifetime Income Amount is elected, the co-Annuitant becomes the Beneficiary upon the death of the Annuitant.

Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.


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

Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant or any co-Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's or any co-Annuitant's correct age and sex. When you receive your Contract, you should review the information on age and sex and contact us by phone or mail at our Annuities Service Center with any corrections. If we have made incorrect annuity payments, we will pay the amount of any underpayment immediately and we will deduct the amount of any overpayment from future annuity payments.


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

                           VI. Charges and Deductions

We assess charges and deductions under the Contracts against Purchase Payments, Contract Values or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the Portfolio prospectus.

ASSET-BASED CHARGES

We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks.

Daily Administration Fee

We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administrative expenses. We deduct a daily charge in an amount equal to 0.15% of the value of each Variable Investment Option on an annual basis deducted from each Sub-Account to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. The expense risk we assume is the risk that the administration charges may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge in an amount equal to 0.20% of the value of each Variable Investment Option on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk.

GUARANTEED INCOME FOR LIFE FEE

The fee for the Guaranteed Income for Life feature is equal to 0.35% of the "Adjusted Benefit Base." The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary adjusted for any Step-up or any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We will deduct the Guaranteed Income for Life Fee on the first Contract Anniversary and each Contract Anniversary thereafter. We reserve the right to increase the Guaranteed Income for Life Fee on the effective date of each Step-up. In such a situation, the fee will never exceed 0.65%.

Although the Guaranteed Income for Life Fee for a Single Life Lifetime Income Amount is the same as the fee for a Spousal Lifetime Income Amount, we usually provide a lower Lifetime Income Amount for the Spousal Lifetime Income Amount. Please read "Calculation of Lifetime Income Amount" for more information.

We withdraw the Guaranteed Income for Life Fee from each Investment Option in the same proportion that the value of each Investment Option bears to the Contract Value. We will deduct a pro rata share of the annual fee from the Contract Value:

     - on the date we determine the amount of death proceeds that we pay to a Beneficiary;

     - after the Annuity Commencement Date at the time an Annuity Option under the Contract begins; or

     -    on the date an Excess Withdrawal reduces the Contract Value to zero.

We do not deduct the Guaranteed Income for Life Fee during the "Settlement Phase" or after the Annuity Commencement Date once an Annuity Option begins.

If we decide to increase the rate of the Guaranteed Income for Life Fee at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-up. If you decline a scheduled Step-up, we will not increase the Guaranteed Income for Life Fee at that time. You will have the option to elect to a Step-up within 30 days of subsequent Step-up Dates. If you decide to Step-up a guaranteed amount at that time, we will thereafter resume automatic Step-ups on each succeeding Step-up Date.


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

PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, the following jurisdictions assess a tax on each Purchase Payment, based on the state of residence at the time the tax is assessed: California (0.50%); Guam (4.00%); Puerto Rico (1.00%); and West Virginia (1.00%).

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.


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                            VII. Federal Tax Matters

INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

IRA RULES APPLICABLE TO GIFL ROLLOVER CONTRACTS

Contributions

If permitted under a retirement plan in which you participate, you may make a tax-free rollover:

     -    from a traditional IRA to a Contract issued as a traditional IRA;

     - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a Contract issued as a traditional IRA; and

     - from a traditional IRA or other Qualified Plan to a Contract issued as a Roth IRA, subject to special qualification rules discussed below.

In addition, if you are a surviving spouse of a participant in a tax-qualified retirement account, you may make a contribution to a Contract issued as a traditional IRA, to the extent permitted by your deceased spouse's plan. Beginning in 2007, a beneficiary under a tax qualified retirement account who is not the surviving spouse of a participant may transfer the amount distributed upon death of the participant to a Contract issued as a traditional IRA. The transfer must be a direct trustee-to-trustee transfer. The IRA is treated as an inherited IRA of the non-spouse beneficiary.

Also effective in 2008, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Contract issued as a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return.

Distributions

Under the tax rules, the Owner and the Annuitant may not be different individuals. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death proceeds to beneficiaries or the period of time over which a Beneficiary may extend payment of the death proceeds under the Contract. In addition, the presence of the guaranteed minimum withdrawal benefit may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death proceeds under your Contract, please consult your tax advisor.


Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from the Contract. The penalty tax does not apply to a payment:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.


The penalty tax does not apply to certain distributions which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001 and before December 31, 2007. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from your Contract for these purposes, you should consult your tax advisor.



SEE YOUR OWN TAX ADVISOR



The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans and IRAs are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax advisor.

                              VIII. General Matters

DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the Financial Industry Regulatory Authority ("FINRA," formerly the National Association of Securities Dealers, Inc.).

We offer the Contracts for sale through broker-dealers (firms) that have entered into selling agreements with JH Distributors and us. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the FINRA, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. Contract Owners do not pay this compensation directly. These payments are made from JH Distributors' and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying Portfolio's or fund-of-fund's (but not both) distribution plan ("12b-1 fees"), the fees and charges imposed under the Contract, and other sources.

The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. A limited number of broker-dealers may also be paid commissions or overrides to "wholesale" the Contract; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contract(s) that have already been purchased.

Standard Compensation

The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 3.00% of Purchase Payments. In addition, JH Distributors may pay ongoing compensation at an annual rate of up to 0.50% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation.

The individual representative who sells you a Contract (your "financial consultant") typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contract(s) that have already been purchased.


We may provide, either from the 12b-1 distribution fees received from the portfolios underlying the Contracts or out of our own resources, rollover compensation to the broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986 funded by certain group annuity contracts issued by John Hancock insurance companies, when a plan participant terminates from the qualified plan and rolls over plan assets into a Contract and JH Distributors is the broker-dealer of record on that Contract. Such rollover compensation is not expected to exceed 0.50% of the average daily net asset value of such Contracts.


We may pay the qualified plan's third party administrator a $25 fee per participant rollover from such plan to the Contract for facilitating the transaction.

Revenue Sharing and Additional Compensation

In addition to standard compensation arrangements and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we, either directly or through JH Distributors, may enter into special compensation or reimbursement arrangements ("revenue sharing") with selected firms. We determine which firms to support and the extent of the payments that are made. Under these arrangements, the form of payment may be any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.

We hope to benefit from these revenue sharing arrangements through increased sales of our annuity products. In consideration of these arrangements, a firm may feature the Contract in its sales system or give us preferential access to members of its sales force. In addition, the firm may agree to participate in our marketing efforts by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm's sales force.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements in the Statement of Additional Information (SAI), which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Selling broker dealers may receive additional payments from us, either directly or through JH Distributors, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement payments may include, for example, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions and/or contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash, or other awards, as may be permitted by applicable FINRA rules and other applicable laws and regulations.

In an effort to promote the sale of our products, our affiliated broker-dealer may pay its registered representatives additional cash incentives such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us to their registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer or one product over another product.

You should contact your financial consultant for more information on compensation arrangements in connection with the sale and purchase of your Contract.

CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Options. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, or other obligations.

                 Appendix A: Guaranteed Income for Life Examples

EXAMPLES OF THE SINGLE LIFE LIFETIME INCOME AMOUNT GUARANTEE - 5% OF BENEFIT
BASE


The following examples provide hypothetical illustrations of the benefits provided under Contracts with a Single Life Lifetime Income Amount guarantee. These illustrations show the impact of (a) immediate withdrawal of the Lifetime Income Amount; (b) Additional Purchase Payments; (c) Step-ups; and (d) Excess Withdrawals. The examples do not reflect Contract fees and charges, portfolio expenses, or taxes. In each example, we assume the Lifetime Income Amount is 5% of the Benefit Base. The illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.


EXAMPLE 1A. THIS EXAMPLE ILLUSTRATES IMMEDIATE WITHDRAWAL OF THE LIFETIME INCOME AMOUNT. Assume the Transferred Benefit Base and IRA Rollover amount are each $100,000 when you purchase the Contract and you have five full years of service associated with the Transferred Benefit Base. Also assume that you, the Annuitant, are age 59 1/2 at the time, no Additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken each year, and there are no Step-ups.

                        PURCHASE   LIFETIME INCOME   WITHDRAWAL      BENEFIT BASE ON
    CONTRACT YEAR       PAYMENTS        AMOUNT          TAKEN     CONTRACT ANNIVERSARY
---------------------   --------   ---------------   ----------   --------------------
At issue                $100,000      $5,000(1)            --          $100,000(1)
1                              0       5,000           $5,000           100,000
2                              0       5,000            5,000           100,000
3                              0       5,000            5,000           100,000
4                              0       5,000            5,000           100,000
5                              0       5,000            5,000           100,000
6                              0       5,000            5,000           100,000
7                              0       5,000            5,000           100,000
8                              0       5,000            5,000           100,000
9                              0       5,000            5,000           100,000
10                             0       5,000            5,000           100,000
For life of Annuitant          0       5,000            5,000           100,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The initial Lifetime Income Amount is equal to 5% of the initial Benefit Base (.05 x $100,000 = $5,000).

EXAMPLE 1B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume the Transferred Benefit Base and IRA Rollover amount are each $100,000 when you purchase the Contract, the Annuitant's age is 60 at the time, you make an Additional Purchase Payment of $10,000 during Contract Year 1, and an Additional Purchase Payment of $10,000 in Contract Year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                                                                                              LIFETIME INCOME
                                             LIFETIME INCOME                BENEFIT BASE ON      AMOUNT ON
CONTRACT   PURCHASE    BENEFIT BASE AFTER     AMOUNT AFTER     WITHDRAWAL       CONTRACT          CONTRACT
  YEAR     PAYMENTS     PURCHASE PAYMENT    PURCHASE PAYMENT     TAKEN        ANNIVERSARY        ANNIVERSARY
--------   --------    ------------------   ----------------   ----------   ---------------   ---------------
At issue   $100,000        $100,000             $5,000                          $100,000           $5,000
1            10,000(1)      110,000(1)           5,500(1)        $5,500          110,000            5,500
2            10,000(2)      114,500(2)           5,725(2)         5,725          114,500            5,725

(1) In this example, there is an Additional Purchase Payment during the first Contract Year following purchase of the Contract. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x $110,000 = $5,500).

(2) In the second year following purchase of the Contract, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 + ($10,000 - $5,500) = $114,500) The
     Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x $114,500 = $5,725).

EXAMPLE 1C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS. Assume the Transferred Benefit Base and IRA Rollover amount are each $100,000 when you purchase the Contract and you have five full years of service associated with the Transferred Benefit Base. Also assume that you, the Annuitant, are age
59 1/2 at the time, no Additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken in Contract Years 1, 2, 3 and 4 following purchase of the Contract. The Benefit Base Steps-up at the end of Contract Years 1, 2 and 3 following purchase of the Contract.

                                                         HYPOTHETICAL CONTRACT VALUE
                                                           ON CONTRACT ANNIVERSARY
                    LIFETIME INCOME                       PRIOR TO GUARANTEED INCOME   BENEFIT BASE ON CONTRACT
  CONTRACT YEAR          AMOUNT       WITHDRAWAL TAKEN           FOR LIFE FEE                ANNIVERSARY
  -------------     ---------------   ----------------   ---------------------------   ------------------------
At Contract issue       $5,000                --                      --                      $100,000
   1                     5,000            $5,000                $102,000                       102,000(1)
   2                     5,100(1)          5,100(1)              103,460                       103,460
   3                     5,173             5,173                 104,911                       104,911
   4                     5,246             5,246                  93,865(2)                    104,911(2)
   5                     5,246             5,246                  83,378                       104,911

(1) At the end of Contract Year 1 following purchase of the Contract, the Contract Value in this example, $102,000, is greater than the Benefit Base of $100,000. The Benefit Base will Step-up to equal the Contract Value of $102,000. The Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x $102,000 = $5,100).

(2) At the end of Contract Year 4 following purchase of the Contract the Contract Value in this example, $93,865, is less than the Benefit Base of $104,911. The Benefit Base will remain at $104,911.

EXAMPLE 1D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Transferred Benefit Base, IRA Rollover amount and withdrawals as example 1b, but with a withdrawal of $10,000 at the end of year 4 following purchase of the Contract.

                                                                               HYPOTHETICAL CONTRACT
                                                                                 VALUE ON CONTRACT
                                         HYPOTHETICAL                          ANNIVERSARY PRIOR TO    BENEFIT BASE
                    LIFETIME INCOME     CONTRACT VALUE                           GUARANTEED INCOME      ON CONTRACT
  CONTRACT YEAR          AMOUNT       PRIOR TO WITHDRAWAL   WITHDRAWAL TAKEN        FOR LIFE FEE        ANNIVERSARY
  -------------     ---------------   -------------------   ----------------   ---------------------   ------------
At Contract issue       $5,000                    --                  --                    --          $100,000
   1                     5,000              $107,000             $ 5,000              $102,000           102,000
   2                     5,100               108,560               5,100               103,460           103,460
   3                     5,173               110,084               5,173               104,911           104,911
   4                     5,246                99,111              10,000                89,111            94,326(1)
   5                     4,716(1)             84,102               4,716                79,386            94,326

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $5,246. The Benefit Base will be reduced in the same proportion as the Contract Value is reduced by the withdrawal ($104,911 - $104,911 x $10,000 /$99,111 =
     $104,911 - $10,585 = $94,326). The Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x $94,326 = $4,716).

EXAMPLES OF THE SPOUSAL GUARANTEED INCOME FOR LIFE FEATURE


The following examples provide hypothetical illustrations of the benefits provided under the Spousal Lifetime Income Amount guarantee. These illustrations show the impact of (a) immediate withdrawal of the Lifetime Income Amount; (b) Additional Purchase Payments; (c) Step-ups; and (d) Excess Withdrawals. The examples do not reflect Contract fees and charges, portfolio expenses, or taxes. In each example, we assume the Lifetime Income Amount is 4.5% of the Benefit Base. The illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.


EXAMPLE 2A. THIS EXAMPLE ILLUSTRATES IMMEDIATE WITHDRAWAL OF THE LIFETIME INCOME AMOUNT. Assume the Transferred Benefit Base and IRA Rollover amount are each $100,000 when you purchase the Contract and you have five full years of service associated with the Transferred Benefit Base. Also assume that you (the Annuitant) and your spouse (the co-Annuitant) are both age 59 1/2 at the time, no Additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken each year, and there are no Step-ups.

                        PURCHASE   LIFETIME INCOME   WITHDRAWAL      BENEFIT BASE ON
    CONTRACT YEAR       PAYMENTS       AMOUNT          TAKEN      CONTRACT ANNIVERSARY
    -------------       --------   ---------------   ----------   --------------------
At issue                $100,000      $4,500(1)            --          $100,000(1)
   1                           0       4,500           $4,500           100,000
   2                           0       4,500            4,500           100,000
   3                           0       4,500            4,500           100,000
   4                           0       4,500            4,500           100,000
   5                           0       4,500            4,500           100,000
   6                           0       4,500            4,500           100,000
   7                           0       4,500            4,500           100,000
   8                           0       4,500            4,500           100,000
   9                           0       4,500            4,500           100,000
   10                          0       4,500            4,500           100,000
For the joint life of
   the Annuitant and
   co-Annuitant                0       4,500            4,500           100,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The initial Lifetime Income Amount is equal to 4.5% of the initial Benefit Base (.045 x $100,000 = $4,500).

EXAMPLE 2B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume the Transferred Benefit Base and IRA Rollover amount are each $100,000 when you purchase the Contract and you have five full years of service associated with the Transferred Benefit Base. Also assume that you (the Annuitant) and your spouse (the co-Annuitant) are each over age 60 at the time, you make an Additional Purchase Payment of $10,000 during Contract Year 1 and an Additional Purchase Payment of $10,000 in Contract Year 2 and you take withdrawals at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                         BENEFIT    LIFETIME INCOME
                       BASE AFTER     AMOUNT AFTER                 BENEFIT BASE      LIFETIME INCOME
CONTRACT    PURCHASE    PURCHASE        PURCHASE      WITHDRAWAL    ON CONTRACT         AMOUNT ON
  YEAR      PAYMENTS     PAYMENT        PAYMENT         TAKEN       ANNIVERSARY   CONTRACT ANNIVERSARY
--------   ---------   ----------   ---------------   ----------   ------------   --------------------
At issue        --     $100,000        $4,500                        $100,000            $4,500
   1       $10,000(1)   110,000(1)      4,950(1)        $4,950        110,000             4,950
   2        10,000(2)   115,050(2)      5,177(2)         5,177        115,050             5,177

(1) In this example, there is an Additional Purchase Payment during the first Contract Year following purchase of the Contract. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 4.50% of the Benefit Base immediately after the Purchase Payment (.0450 x $110,000 = $4,950).

(2) In the second year following purchase of the Contract, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 + ($10,000 - $4,950) = $115,050). The
     Lifetime Income Amount is calculated as 4.50% of the Benefit Base immediately after the Purchase Payment (.0450 x $115,050 = $5,177).

EXAMPLE 2C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS. Assume the Transferred Benefit Base and IRA Rollover amount are each $100,000 when you purchase the Contract and you have five full years of service associated with the Transferred Benefit Base. Also assume that you (the Annuitant) and your spouse (the co-Annuitant) are each over age 59 1/2 at the time, you make no Additional Purchase Payments and you take withdrawals equal to the Lifetime Income Amount in Contract Years 1, 2, 3 and 4 following purchase of the Contract. Also assume that the Contract Value is greater than the Benefit Base so the Benefit Base Steps-up at the end of Contract Years 1, 2 and 3 following purchase of the Contract.

                                                   HYPOTHETICAL CONTRACT VALUE
                                                     ON CONTRACT ANNIVERSARY     BENEFIT BASE
                   LIFETIME                         PRIOR TO GUARANTEED INCOME    ON CONTRACT
CONTRACT YEAR   INCOME AMOUNT   WITHDRAWAL TAKEN           FOR LIFE FEE           ANNIVERSARY
-------------   -------------   ----------------   ---------------------------   ------------
At issue           $4,500                --                      --               $100,000
   1                4,500            $4,500                $102,500                102,500(1)
   2                4,613(1)          4,613(1)              104,483                104,483
   3                4,702             4,702                 106,474                106,474
   4                4,791             4,791                  95,800(2)             106,474(2)
   5                4,791             4,791                  85,663                106,474

(1) At the end of Contract Year 1 following purchase of the Contract, the Contract Value in this example, $102,500, is greater than the Benefit Base of $100,000. The Benefit Base will Step-up to equal the Contract Value of $102,500. The Lifetime Income Amount will equal 4.50% of the new Benefit Base (.045 x $102,500 = $4,613).

(2) At the end of Contract Year 4 following purchase of the Contract, the Contract Value in this example, $95,800, is less than the Benefit Base of $106,474. The Benefit Base will remain at $106,474.

EXAMPLE 2D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Transferred Benefit Base, IRA Rollover amount, and withdrawals and Step-ups for Contract Years 1-3 as example 2b, but with a different withdrawal amount ($10,000) at the end of year 4 following purchase of the Contract.

                                 HYPOTHETICAL                  HYPOTHETICAL CONTRACT
                              CONTRACT VALUE ON                  VALUE ON CONTRACT
           LIFETIME INCOME         CONTRACT                     ANNIVERSARY PRIOR TO
CONTRACT    AMOUNT AFTER      ANNIVERSARY PRIOR   WITHDRAWAL   GUARANTEED INCOME FOR      BENEFIT BASE ON
  YEAR     PURCHASE PAYMENT     TO WITHDRAWAL       TAKEN             LIFE FEE         CONTRACT ANNIVERSARY
--------   ----------------   -----------------   ----------   ---------------------   --------------------
At issue       $4,500                    --              --                 --              $100,000
   1            4,500              $107,000         $ 4,500           $102,500               102,500
   2            4,613               109,096           4,613            104,483               104,483
   3            4,702               111,176           4,702            106,474               106,474
   4            4,791               100,591          10,000             90,591                95,889(1)
   5            4,315(1)             85,500           4,315             81,185                95,889

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $4,791. The Benefit Base will be reduced in the same proportion as the Contract Value is reduced by the withdrawal ($106,474 - $106,474 x $10,000 /$100,591 =
     $106,474 - $10,585 = $95,889). The Lifetime Income Amount will equal 4.55% of the new Benefit Base (.045 x $95,889 = $4,315).

                        Appendix B: Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible, and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

Distributions

In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the distribution.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible, and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

     -    made after the Owner attains age 59 1/2;

     -    made after the Owner's death;

     -    attributable to the Owner being disabled; or

     -    a qualified first-time homebuyer distribution within the meaning of
          Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may (subject to constraints explained below under "Conversion or Director Rollover to a Roth IRA") accept a "qualified rollover contribution" from another Roth IRA, a traditional IRA, a qualified retirement plan described in Section 401(a) or 403(a) of the Code, a tax-sheltered annuity contract described in Section 403(b) of the Code, or an eligible deferred compensation plan maintained by a governmental employer under Section 457(b) of the Code.

If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.

Conversion or Direct Rollover to a Roth IRA

You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

     -    you have adjusted gross income over $100,000; or

     -    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

  (Incorporated by reference to Part B of Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149422, filed June 30, 2008)

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE                            OLD NAME                                             NEW NAME
-----------------    ------------------------------------------------   -----------------------------------------------------
October 1, 1997      FNAL Variable Account                               The Manufacturers Life Insurance Company of New York
                                                                         Separate Account A
October 1, 1997      First North American Life Assurance Company         The Manufacturers Life Insurance Company of New York
November 1, 1997     NAWL Holding Co., Inc.                              Manulife-Wood Logan Holding Co., Inc.
September 24, 1999   Wood Logan Associates, Inc.                         Manulife Wood Logan, Inc
January 1, 2005      The  Manufacturers  Life Insurance Company of New   John Hancock Life Insurance Company of New York
                     York Separate Account A                             Separate Account A
January 1, 2005      The  Manufacturers  Life Insurance Company of New   John Hancock Life Insurance Company of New York
                     York                                                Separate Account A.
January 1, 2005      Manulife Financial Securities LLC                   John Hancock Distributors LLC
January 1, 2005      Manufacturers Securities Services LLC               John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A (Part B of the registration statement). Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149422, filed June 30, 2008.

          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company of New York (Part B of the registration statement). Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149422, filed June 30, 2008.

     (b)  Exhibits

          (1)  (a)      Resolution of the Board of Directors of First North
                        American Life Assurance Company establishing the FNAL
                        Variable Account - Incorporated by reference to Exhibit
                        (b)(1)(a) to Form N-4, file number 33-46217, filed
                        February 25, 1998.

               (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - Incorporated by reference to Exhibit
                        (b)(1)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

               (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - Incorporated by reference to Exhibit (b)(1)(c) to Form N-4, file number 33-46217, filed February 25, 1998.

          (2) Agreements for custody of securities and similar investments.- Not Applicable.

          (3)  (a)      Form of Underwriting and Distribution
                        Agreement-Incorporated by reference to Exhibit 3(a) to the registration statement on Form N-4, file number
                        333-61283, filed on April 29, 2002.

               (b) Form of Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Securities Services, LLC (Underwriter), and General Agents - Incorporated by reference to Exhibit 3(b) to the registration statement on Form N-4, file number 333-61283, filed on April 29, 2002.

          (4)  (a)      Form of Specimen Contract: Flexible Purchase Payment
                        Individual Deferred Variable Annuity Contract,
                        Non-Participating for Venture 200.08. [TO BE FILED BY
                        AMENDMENT]

               (b) Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating for Venture 201.08. [TO BE FILED BY AMENDMENT]

               (c) Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating for Venture 202.08. [TO BE FILED BY AMENDMENT]

          (5)  (a)      Form of Specimen Application: Flexible Purchase Payment
                        Individual Deferred Variable Annuity Contract,
                        Non-Participating. [TO BE FILED BY AMENDMENT]

          (6)  (a)(i)   Declaration of Intention and Charter of First North
                        American Life Assurance Company - Incorporated by reference to Exhibit (b)(6)(a)(i) to Form N-4, file number 33-46217, filed February 25, 1998.

               (a)(ii) Certificate of Amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - Incorporated by reference to Exhibit
                        (b)(6)(a)(ii) to Form N-4, file number 33-46217, filed February 25, 1998.

               (a)(iii) Certificate of Amendment of the Declaration of Intention
                        and Charter of The Manufacturers Life Insurance Company of New York - Incorporated by reference to Exhibit
                        (b)(6)(a)(iii) to Form N-4, file number 33-46217, filed February 25, 1998.

               (a)(iv) Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(a)(iv) to Form N-4, file number 33-79112, filed May 1, 2007.

               (a)(v) Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of August 10, 2006 - Incorporated by reference to Exhibit (b)(6)(a)(v) to Form N-4, file number 33-79112, filed May 1, 2007.

               (b) By-laws of John Hancock Life Insurance Company of New York, as amended and restated as of July 31, 2006 - Incorporated by reference to Exhibit (b)(6)(b) to Form N-4, file number 33-79112, filed May 1, 2007.

          (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit (8) to post-effective amendment no. 5 to Form N-4, file number 333-61283, filed on April 29, 2002.

               (b) Investment Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company - Incorporated by reference to
                        Exhibit 1(A)(8)(c) to Form S-6, file number 333-33351, filed March 16, 1998.

               (iii)(A) Participation Agreement among John Hancock Life
                        Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

                    (B) Shareholder Information Agreement between John Hancock
                        Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit (b)(9) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149422, filed June 30, 2008.

          (10) Written consent of Ernst & Young LLP, independent registered public accounting firm - Incorporated by reference to Exhibit
               (b)(10) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149422, filed June 30, 2008.

          (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

          (13) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 - Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.

          (14) (a) Power of Attorney -James D. Gallagher, Thomas Borshoff, Marc Costantini, Steven A. Finch, Ruth Ann Fleming, Marianne Harrison, William P. Hicks III, Katherine MacMillan, Neil M. Merkl, Bradford J. Race Jr., Diana Scott, Bruce R. Speca, and Robert L. Ullmann Incorporated by reference to Exhibit (b)(14)(a) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149422, filed June 30, 2008.

Item 25. Directors and Officers of the Depositor.

    OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               AS OF JUNE 6, 2008


NAME AND PRINCIPAL BUSINESS ADDRESS                    POSITION WITH DEPOSITOR
-----------------------------------   ----------------------------------------------------------
James D. Gallagher*                   Chairman, Director and President
Thomas Borshoff*                      Director
Marc Costantini*                      Director and Executive Vice President - Annuity Matters
Steven A. Finch (t)                   Director
Ruth Ann Fleming*                     Director
Marianne Harrison***                  Director
William P. Hicks III*                 Director
Katherine MacMillan**                 Director, Senior Vice President - Retirement Plan Services
Neil M. Merkl*                        Director
Bradford J. Race, Jr.*                Director
Diana Scott*                          Director
Bruce R. Speca*                       Director
Robert L. Ullmann*                    Director
Emanuel Alves*                        Secretary and Chief Administrative Officer
James R. Boyle(t)                     Executive Vice President - US Insurance
Philip Clarkson***                    Vice President - US Taxation
Brian Collins**                       Vice President - US Taxation
Edward Eng**                          Vice President - Product Development, Retirement Plan Services
Richard Harris**                      Appointed Actuary
Helene Landow**                       Director - State Compliance Office
Peter J. Levitt**                     Senior Vice President and Treasurer
Gregory Mack*                         Senior Vice President - Distribution
Steven McCormick**                    Vice President - Operations, Retirement Plan Services
Hugh McHaffie*                        Executive Vice President - US Wealth Management

    OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               AS OF JUNE 6, 2008


NAME AND PRINCIPAL BUSINESS ADDRESS                POSITION WITH DEPOSITOR
-----------------------------------   -------------------------------------------------
Lynne Patterson*                      Senior Vice President and Chief Financial Officer
Krishna Ramdial**                     Vice President - Treasury
Thomas Samoluk*                       Vice President - Government Relations
Jonnie Smith*                         Vice President - Administration - Annuity Matters
Brooks Tingle(t)                      Senior Vice President - Life Operations
Jeffery J. Whitehead*                 Vice President and Controller


*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 200 Berkeley Street, Boston, MA 02116

(t)  Principal business office is 197 Clarendon Street, Boston, MA 02117

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company of New York (the "Company"), operated as a unit investment trust. Registrant supports certain benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2007 appears below:

                         MANULIFE FINANCIAL CORPORATION
                   PRINCIPAL SUBSIDIARIES - DECEMBER 31, 2007

                                                                                                       ----------------------
                                                                                                         Manulife Financial
                                                                                                        Corporation (Canada)
                                                                                                       ----------------------
                                                                                                                  |
                                                                                                                  |
                                                                                                                  |-----------------
                                                                                                                  |
                                                                                                                  |
                                                                                                       ----------------------
                                                                                                       The Manufacturers Life
                                                                                                        Insurance Company (1)
                                                                                                              (Canada)
                                                                                                       ----------------------
                                                                                                                  |
                                                                                                                  |
                                                                                                                  |
 -----------------------------------------------------------------------------------------------------------------
|                  |                |                    |         :        |                  |              |
|                  |                |                    |         : 97.74% |                  |              |
|    ------------- |  ------------- |  --------------    |   -------------- |  --------------- |  ----------- |  ----------
|          NAL     |    MFC Global  |     Berkshire      |      Manulife    |      Manulife    |   MFC Global |      MLI
|       Resources  |    Investment  |     Insurance      |      Insurance    --    Holdings    |      Fund    |   Resources
|---   Management  |--  Management  |-- Services Inc.    |     (Thailand)          (Bermuda)    -- Management  --   Inc.
|        Limited   |     (U.S.A.)   |     (Ontario)      |       Public      --     Limited         (Europe)      (Alberta)
|       (Canada)   |      Limited   |                    |       Company    |      (Bermuda)        Limited
|                  |     (Canada)   |                    |       Limited    |                      (England)
|                  |                |                    |     (Thailand)   |
|    ------------- |  ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|                  |                |                    |         |        |                          |             :
|                  |                |                    |         |99.9999%|                          |             : 99.91%
|                  |                |                    |         |        |                          |             :
|    ------------- |  ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|       Manulife   |     Manulife   |      Berkshire     |       Manulife   |   Manufacturers      MFC Global     Manulife
|      Securities  |     Holdings   |     Investment     |         Asset    |--  P&C Limited       Investment       Life
|--- International  --  (Alberta)   |--     Group,       |      Management  |    (Barbados)        Management     Insurance
|         Ltd.           Limited    |        Inc.        |      (Thailand)  |                       (Europe)       Company
|       (Canada)        (Alberta)   |     (Ontario)      |       Company    |                       Limited       (Japan)
|                                   |                    |       Limited    |                      (England)
|                                   |                    |     (Thailand)   |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|                           |       |                    |                  |                                        |
|                           |       |                    |                  |                                        |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------                   ----------
|       Manulife         Manulife   |     Berkshire      |      Manulife    |   Manufacturers                    MFC Global
|---     Bank of         Holdings   |--  Securities      |---   (Vietnam)   |       Life                         Investment
|        Canada         (Delaware)  |       Inc.         |       Limited    |--  Reinsurance                     Management
|       (Canada)            LLC     |     (Ontario)      |      (Vietnam)   |      Limited                         (Japan)
|                       (Delaware)  |                    |                  |    (Barbados)                        Limited
|                                   |                    |                  |                                      (Japan)
|    -------------    ------------- |  --------------    |   -------------- |  ---------------                   ----------
|                           |       |                    |          |       |
|                           |       |                    |          |       |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------
|       Manulife           The      |   EIS Services     |      Manulife    |     Manulife
|---     Canada       Manufacturers |     (Bermuda)      |       Vietnam    |   International
|         Ltd.         Investment    --    Limited       |        Fund       --   Holdings
|       (Canada)       Corporation        (Bermuda)      |     Management          Limited
|                      (Michigan)                        |       Company          (Bermuda)
|                                                        |       Limited
|                                                        |      (Vietnam)
|    -------------    -------------    --------------    |   --------------    ---------------
|                           |                            |                            |
|                           |----------------            |                            |----------------
|                           |                |           |                            |                |
|    -------------    -------------    --------------    |   --------------    ---------------    -----------
|     First North          John           Manulife       |      Manulife           Manulife        Manulife
|---   American        Hancock Life      Reinsurance     |---  (Singapore)     (International)       Asset
|      Insurance         Insurance         Limited       |      Pte. Ltd.          Limited        Management
|       Company           Company         (Bermuda)      |     (Singapore)        (Bermuda)         (Asia)
|      (Canada)          (U.S.A.)                        |                                          Limited
|                       (Michigan)                       |                                        (Barbados)
|    -------------    -------------    --------------    |   --------------    ---------------    -----------
|                           |                            |                           |                 |
|                   --------| 57%                        |                           | 51%             |
|                  |        |                            |                           |                 |
|    ------------- |  -------------    --------------    |   --------------    ---------------    -----------
|         FNA      |   John Hancock      PT Asuransi     |      Manulife          Manulife-        Manulife
 ---   Financial   |    Investment      Jiwa Manulife    |        Asset           Sinochem           Asset
         Inc.      |    Management        Indonesia   95%|     Management           Life          Management
       (Canada)    |     Services,         (1) (2)   --------  (Singapore)        Insurance       (Hong Kong)
                   |      LLC(3)         (Indonesia)     |        Pte.            Co. Ltd.          Limited
                   |    (Delaware)                       |        Ltd.             (China)        (Hong Kong)
                   |                                     |     (Singapore)
     ------------- |  -------------    --------------    |   --------------    ---------------    -----------
           |       |       /|\               :           |
           |       |        |  38%           :           |
           |       |        |                :           |
     ------------- |  -------------    --------------    |   --------------
       Elliott &   |      John          PT Manulife      |         The
         Page      |  Hancock Life         Aset          |    Manufacturers
        Limited    |    Insurance        Manajemen        ---     Life
       (Ontario)    --   Company         Indonesia            Insurance Co.
                       of New York      (Indonesia)          (Phils.), Inc.
                        (New York)                            (Philippines)
     -------------    -------------    --------------        --------------

----------------------
  Manulife Financial
 Corporation (Canada)
----------------------
           |
           |
           |---------------------------------------
           |                                        |
           |                                        |
----------------------                   ----------------------
The Manufacturers Life                    John Hancock Holdings
 Insurance Company (1)                     (Delaware) LLC (3)
       (Canada)                                (Delaware)
----------------------                   ----------------------
                                                    |
                                                    |
                                         ----------------------
                                         John Hancock Financial
                                             Services, Inc.
                                               (Delaware)
                                         ----------------------
                                                    |
                                                    |
                                                 -------------------------------------------------
                                                |                         |                       |
                                                |                         |                       |
                                         -------------------     -------------------     -------------------
                                            John Hancock             John Hancock            John Hancock
                                           Life Insurance           International        International, Inc.
                                               Company              Holdings, Inc.          (Massachusetts)
                                           (Massachusetts)         (Massachusetts)
                                         -------------------     -------------------     -------------------
                                                |                         |                       |
                                                |                         |                       |
          --------------------------------------|                         | 45.76%                | 50%
         |                                      |                         |                       |
         |        -----------------      -------------------     -------------------     -------------------
         |        PT Asuransi Jiwa            John Hancock        Manulife Insurance        John Hancock
   96.24%|------     John Hancock     --   Subsidiaries LLC       (Malaysia) Berhad          Tianan Life
         |          Indonesia (1)    |         (Delaware)             (Malaysia)          Insurance Company
         |           (Indonesia)     |                                                         (China)
         |        -----------------  |   -------------------     -------------------     -------------------
         |                           |
         |        -----------------  |   -------------------
         |           John Hancock    |       John Hancock
          ------    Variable Life    |--  Financial Network,
                  Insurance Company  |           Inc.
                   (Massachusetts)   |      (Massachusetts)
                  -----------------  |   -------------------
                                     |
                                     |   -------------------
                                     |     Hancock Natural
                                     |--   Resource Group,
                                     |          Inc.
                                     |       (Delaware)
                                     |   -------------------
                                     |
                                     |   -------------------
                                     |       Declaration
                                     |--    Management &
                                     |      Research LLC
                                     |       (Delaware)
                                     |   -------------------
                                     |
                                     |   -------------------
                                     |      The Berkeley
                                      -- Financial Group LLC
                                           (Delaware) (3)
                                         -------------------
                                                  :
                                                  :
                                         -------------------
                                            John Hancock
                                              Funds LLC
                                             (Delaware)
                                         -------------------

(1) The Manufacturers Life Insurance Company holds indirectly the remaining 3.76% of PT Asuransi Jiwa John Hancock Indonesia through PT Asuransi Jiwa Manulife Indonesia.

(2) PT Asuransi Jiwa Manulife Indonesia holds indirectly the remaining 5% of its own equity.

(3) John Hancock Holdings (Delaware) LLC holds indirectly the remaining 5% of John Hancock Investment Management Services LLC through The Berkeley Financial Group LLC.

.....    Indirect Control

----    Direct Control

Prepared by: Corporate Tax
Date:        Revised March 11, 2008

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27. Number of Contract Owners.


As of JULY 31, 2008, there were no qualified and no non-qualified contracts of the series offered hereby outstanding.


Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Variable Annuity Account H                              Principal Underwriter
John Hancock Variable Annuity Account U                              Principal Underwriter
John Hancock Variable Annuity Account V                              Principal Underwriter
John Hancock Variable Life Account UV                                Principal Underwriter
John Hancock Variable Annuity Account I                              Principal Underwriter
John Hancock Variable Annuity Account JF                             Principal Underwriter
John Hancock Variable Life Account S                                 Principal Underwriter
John Hancock Variable Life Account U                                 Principal Underwriter
John Hancock Variable Life Account V                                 Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Lynne Patterson*, Christopher M. Walker**, Warren Thomson***, and Karen Walsh**) who have authority to act on behalf of JHD LLC.

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 197 Clarendon St, Boston, MA 02116

     (c)  None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

     (a) Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.

          John Hancock Life Insurance Company of New York (the "Company") hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this fifteenth day of August 2008.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE
    COMPANY OF NEW YORK
    (Depositor)


By: /s/ James D. Gallagher
    ---------------------------
    James D. Gallagher
    Chairman and President


JOHN HANCOCK LIFE INSURANCE
COMPANY OF NEW YORK


By: /s/ James D. Gallagher
    ---------------------------
    James D. Gallagher
    Chairman and President

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with the Depositor on the fifteenth day of August 2008.

Signature                                    Title
-----------------------------   -----------------------------


/s/ James D. Gallagher          Chairman and President
-----------------------------   (Principal Executive Officer)
James D. Gallagher


/s/ Lynne Patterson             Senior Vice President and CFO
-----------------------------   (Principal Financial Officer)
Lynne Patterson


/s/ Jeffery J. Whitehead        Controller
-----------------------------   (Principal Accounting Officer)
Jeffery J. Whitehead


         *                      Director
-----------------------------
Thomas Borshoff


         *                      Director
-----------------------------
Marc Costantini


         *                      Director
-----------------------------
Steven A. Finch


         *                      Director
-----------------------------
Ruth Ann Fleming


         *                      Director
-----------------------------
Marianne Harrison


         *                      Director
-----------------------------
William P. Hicks III


         *                      Director
-----------------------------
Katherine MacMillan


         *                      Director
-----------------------------
Neil M. Merkl


         *                      Director
-----------------------------
Bradford J. Race, Jr.


         *                      Director
-----------------------------
Diana Scott


         *                      Director
-----------------------------
Bruce R. Speca


         *                      Director
-----------------------------
Robert L. Ullmann


*/s/ Thomas J. Loftus           Senior Counsel - Annuities
-----------------------------
Thomas J. Loftus
Pursuant to Power of Attorney